[cover]
STATE STREET RESEARCH

     GALILEO FUND

ANNUAL REPORT

April 30, 1998


     WHAT'S INSIDE

Investment Update

About the Fund,
economy and markets


Fund Information

Facts and figures


Plus, Complete Portfolio Holdings
and Financial Statements



                                     [logo]
                               DALBAR KEY HONORS
                                 COMMITMENT TO:
                                   INVESTORS
                                      1997



                                 For Excellence
                                       in
                              Shareholder Service


                                                     STATE STREET RESEARCH FUNDS

STATE STREET RESEARCH GALILEO FUND
--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT

The Economy
[bullet] The first four months of 1998 had continuing solid economic growth, marked by low inflation and strong investment returns. Unemployment fell to a 28-year low. Interest rates had little change, and consumer confidence continued at near-record highs.

[bullet] Favorable economic factors have stimulated a boom in the housing market and stronger-than-expected retail sales. Lower energy costs kept inflation in check.

[bullet] Although last year's economic crisis in Southeast Asia raised concerns about the U.S. exports and profits at multinational companies, the effects have yet to make a significant impact on corporate profitability here.


The Markets
[bullet] The S&P 500, a broad measure of common stock performance, gained
         15.11% for the four-month period ended April 30, 1998.(1) Small stocks rebounded from losses following the turmoil in Southeast Asia, and large-capitalization brand-name companies continued to benefit.

[bullet] Bonds delivered modest gains during the period. High-yield bonds were among the strongest performers. Mortgage-backed securities held up well, despite concerns that refinancing could become a negative factor in the future.

THE FUND

Since the Fund's Inception
[bullet] Since the Fund's commencement of operations on March 11, 1998, Class A shares of Galileo Fund returned 3.87% [does not reflect sales charge].(2)

[bullet] Underweighting tobacco and high-yielding stocks helped the Fund's performance.

[bullet] A larger-than-expected cash position from strong investment inflows during a rising stock market held back performance for the period.

Current Strategy
[bullet] The Fund invests across the full range of industry sectors represented in the Russell 1000 Index. Stocks are selected by 16 analysts at State Street Research, specialists who seek to identify the most promising securities within each sector. The Fund is structured to approximate the sector weightings of the Russell 1000 Index.

April 30, 1998



(1)The Standard & Poor's 500 Composite Index (S&P 500) is a market-value weighted index composed of 500 widely held common stocks. The index is unmanaged and does not take sales charges into account. Direct investment in the index is not possible; results are for illustrative purposes only.

(2)3.66% for Class B shares; 3.77% for Class C shares; 3.87% for Class S shares.

(3)All returns represent past performance, which is no guarantee of future results. The investment return and principal value of an investment made in the Fund will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvestment of capital gain distributions and income dividends. "S" shares, offered without a sales charge, are available only through certain employee benefit plans and special programs.


(4)Performance reflects maximum 4.5% "A" share front-end sales charge or 5% "B"share or 1% "C" share contingent deferred sales charges, where applicable.

(5)Aggregate returns; not annualized.




Please note that the discussion throughout this shareholder report is dated as indicated and, because of possible changes in viewpoint, data and transactions, should not be relied upon as being current thereafter.


--------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended April 30, 1998, except where noted)
--------------------------------------------------------------------------------

Aggregate Total Return for period
ended 3/31/98
(at maximum applicable sales charge)(3,4,5)

-------------------------------
                Life of Fund
              (since 3/11/98)
-------------------------------
Class A           -1.60%
-------------------------------
Class B           -1.96%
-------------------------------
Class C            2.04%
-------------------------------
Class S            3.04%
-------------------------------

Aggregate Total Return
(does not reflect sales charge)(3,5)

-------------------------------
                Life of Fund
              (since 3/11/98)
-------------------------------
Class A           3.87%
-------------------------------
Class B           3.66%
-------------------------------
Class C           3.77%
-------------------------------
Class S           3.87%
-------------------------------



Top 10 Holdings
(by percentage of net assets)

1      Warner-Lambert  Pharmaceuticals and consumer products               1.8%

2      WorldCom  Telecommunication services                                1.7%

3      Procter & Gamble  Cosmetics & toiletries                            1.6%

4      Chase Manhattan  Money center banks                                 1.5%

5      Tyco International  Diversified manufacturer                        1.4%

6      Banc One  Bank holding company                                      1.3%

7      Rohm & Haas  Diversified chemicals                                  1.3%

8      Pfizer  Pharmaceuticals, medical products                           1.3%

9      BankAmerica  Money center banks                                     1.2%

10     LCI International  Telecommunication services                       1.2%


These securities represent an aggregate of 14.3% of the portfolio. Because of active management, there is no guarantee that the Fund currently invests, or will continue to invest, in the securities listed in this table or in the text above.


Top 5 Industries
(by percentage of net assets)

[bar chart]

Banks and Savings & Loans          8.1%
Drugs and Biotechnology            8.1%
Insurance                          6.6%
Telecommunications                 5.7%
Multi-Sector                       4.9%

Total: 33.4%




Performance results for the Fund are increased by the voluntary reduction of fund fees and expenses; without subsidization, performance would have been lower.

STATE STREET RESEARCH GALILEO FUND
--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
April 30, 1998




-----------------------------------------------------------------------
                                                               Value
                                                  Shares     (Note 1)
-----------------------------------------------------------------------
COMMON STOCKS 86.9%
Automobiles & Transportation 2.9%
Air Transport 0.5%
America West Holdings Corp. Cl. B ............... 2,800    $    84,700
                                                           -----------
Automobile Parts 0.5%
Magna International, Inc. Cl. A ................. 1,200         89,475
                                                           -----------
Miscellaneous Transportation 1.0%
Harley Davidson, Inc. ........................... 4,800        172,800
                                                           -----------
Truckers 0.9%
CNF Transportation, Inc. ........................ 4,000        154,500
                                                           -----------
Total Automobiles & Transportation .....................       501,475
                                                           -----------
Consumer Discretionary 9.1%
Casinos/Gambling, Hotel/Motel 0.7%
Mirage Resorts, Inc.* ........................... 5,300        116,931
                                                           -----------
Commercial Services 2.7%
Cendent Corp.* .................................. 7,900        197,500
Cintas Corp. .................................... 1,400         66,675
USA Waste Services, Inc.* ....................... 3,900        191,344
                                                           -----------
                                                               455,519
                                                           -----------
Consumer Products 0.6%
Avon Products, Inc. ............................. 1,200         98,625
                                                           -----------
Consumer Services 0.8%
Apollo Group, Inc. Cl. A* ....................... 4,005        137,171
                                                           -----------
Printing & Publishing 0.5%
News Corp. Ltd. ADR ............................. 3,200         87,400
                                                           -----------
Retail 2.5%
Dayton Hudson Corp. ............................. 1,800        157,162
Family Dollar Stores, Inc. ...................... 2,700         91,800
Limited, Inc. ................................... 1,500         50,344
Proffitts, Inc.* ................................ 3,400        135,150
                                                           -----------
                                                               434,456
                                                           -----------
Textile/Apparel Manufacturers 0.8%
Warnaco Group, Inc. Cl. A ....................... 3,000        126,750
                                                           -----------
Toys 0.5%
Mattel, Inc. .................................... 2,400         91,950
                                                           -----------
Total Consumer Discretionary ..........................      1,548,802
                                                           -----------
Consumer Staples 7.9%
Beverages 0.8%
Coca-Cola Enterprises, Inc. ..................... 2,100         79,275
PepsiCo, Inc. ................................... 1,600         63,500
                                                           -----------
                                                               142,775
                                                           -----------
Drug & Grocery Store Chains 3.5%
CVS Corp. ....................................... 2,100    $   154,875
Kroger Co.* ..................................... 2,400        100,500
Rite Aid Corp. .................................. 5,800        186,325
Safeway Inc. .................................... 4,000        153,000
                                                           -----------
                                                               594,700
                                                           -----------
Foods 0.9%
Sara Lee Corp. .................................. 2,500        148,906
                                                           -----------
Household Products 2.7%
Colgate-Palmolive Co. ........................... 2,100        188,344
Procter & Gamble Co. ............................ 3,400        279,438
                                                           -----------
                                                               467,782
                                                           -----------
Total Consumer Staples ................................      1,354,163
                                                           -----------
Financial Services 16.8%
Banks & Savings & Loans 8.1%
Banc One Corp. .................................. 3,900        229,369
BankAmerica Corp. ............................... 2,500        212,500
Chase Manhattan Corp. ........................... 1,900        263,269
Mellon Bank Corp. ............................... 2,450        176,400
NationsBank Corp. ............................... 1,200         90,900
Norwest Corp. ................................... 2,800        111,125
State Street Corp. .............................. 1,800        128,700
U.S. Bancorp .................................... 1,400        177,800
                                                           -----------
                                                             1,390,063
                                                           -----------
Insurance 6.6%
General Re Corp. ................................   800        178,850
Hartford Financial Services Group, Inc. ......... 1,500        166,125
Mutual Risk Management Ltd. ..................... 2,500         84,687
NAC Re Corp. .................................... 1,800         90,000
Saint Paul Cos., Inc. ........................... 1,200        101,700
Travelers Property Casualty Corp. Cl. A ......... 3,000        126,000
UNUM Corp. ...................................... 1,500         80,625
ACE Ltd. ........................................ 4,900        185,587
Mid Ocean Ltd. .................................. 1,600        120,600
                                                           -----------
                                                             1,134,174
                                                           -----------
Miscellaneous Financial 2.1%
Federal National Mortgage Association ........... 2,500        149,687
AMBAC Financial Group, Inc. ..................... 1,800        102,038
Travelers Group, Inc. ........................... 1,600         97,900
                                                           -----------
                                                               349,625
                                                           -----------
Total Financial Services ..............................      2,873,862
                                                           -----------

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH GALILEO FUND
--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (cont'd)
--------------------------------------------------------------------------------




----------------------------------------------------------------------------
                                                                   Value
                                                   Shares        (Note 1)
----------------------------------------------------------------------------
Health Care 11.1%
Drugs & Biotechnology 8.1%
American Home Products Corp. ................      1,160      $   108,025
Bristol-Myers Squibb Co. ....................      1,410          149,284
Merck & Company, Inc. .......................      1,020          122,910
Novartis AG ADR .............................      1,200           99,204
Pfizer, Inc. ................................      1,915          217,951
Schering-Plough, Inc. .......................      1,420          113,778
Warner-Lambert Co. ..........................      1,600          302,700
Abbott Laboratories .........................      1,100           80,437
Baxter International, Inc. ..................      1,600           88,700
Johnson & Johnson ...........................      1,400           99,925
                                                              -----------
                                                                1,382,914
                                                              -----------
Health Care Facilities 0.9%
Health Management Associates Cl. A* .........      2,500           78,750
Tenet Healthcare Corp.* .....................      1,800           67,387
                                                              -----------
                                                                  146,137
                                                              -----------
Health Care Services 0.0%
HBO & Co. ...................................        100            5,981
                                                              -----------
Hospital Supply 2.1%
Boston Scientific Corp.* ....................      1,400          101,238
Guidant Corp. ...............................      2,700          180,562
U.S. Surgical Corp. .........................      2,400           75,600
                                                              -----------
                                                                  357,400
                                                              -----------
Total Health Care ......................................        1,892,432
                                                              -----------
Integrated Oils 1.5%
Oil: Integrated Domestic 0.9%
Amerada Hess Corp. ..........................      1,100           63,250
Unocal Corp. ................................      2,400           98,250
                                                              -----------
                                                                  161,500
                                                              -----------
Oil: Integrated International 0.6%
Mobil Corp. .................................      1,200           94,800
                                                              -----------
Total Integrated Oils ..................................          256,300
                                                              -----------
Materials & Processing 5.1%
Chemicals 2.9%
BOC Group PLC ADR ...........................      3,900          135,038
Cambrex Corp. ...............................      2,400          133,200
Rohm & Haas Co. .............................      2,100          226,406
                                                              -----------
                                                                  494,644
                                                              -----------
Miscellaneous Materials & Processing 0.7%
Wyman-Gordon Co.* ...........................      5,800          117,450
                                                              -----------
Steel 1.5%
Harsco Corp. ................................      1,800      $    82,800
British Steel Corp. PLC ADR .................      3,000           81,562
LTV Corp. ...................................      7,200           93,600
                                                              -----------
                                                                  257,962
                                                              -----------
Total Materials & Processing ...........................          870,056
                                                              -----------
Other 4.9%
Multi-Sector 4.9%
Cooper Industries, Inc. .....................      1,400           93,625
General Electric Co. ........................      2,300          195,787
Tyco International Ltd. .....................      4,500          245,250
Trinity Industries, Inc. ....................      3,500          178,500
Raytheon Co. Cl. B ..........................      2,100          119,044
                                                              -----------
                                                                  832,206
                                                              -----------
Total Other ............................................          832,206
                                                              -----------
Other Energy 3.8%
Oil and Gas Producers 2.3%
Anadarko Petroleum Corp. ....................      1,800          131,850
Burlington Resources, Inc. ..................      2,100           98,700
Oryx Energy Co.* ............................      2,800           73,150
Vastar Resources, Inc. ......................      1,800           85,613
                                                              -----------
                                                                  389,313
                                                              -----------
Oil Well Equipment & Services 1.5%
Ultramar Diamond Shamrock Co. ...............      2,100           67,856
Schlumberger Ltd. ...........................      1,200           99,450
Valero Energy Corp. .........................      2,800           90,650
                                                              -----------
                                                                  257,956
                                                              -----------
Total Other Energy .....................................          647,269
                                                              -----------
Producer Durables 4.0%
Aerospace 0.8%
Boeing Co. ..................................      2,700          135,169
                                                              -----------
Electrical Equipment & Components 0.7%
Philips Electronics NV ......................      1,400          126,000
                                                              -----------
Industrial Products 0.8%
Honeywell, Inc. .............................      1,400          130,375
                                                              -----------
Miscellaneous Equipment 0.5%
Case Corp. ..................................      1,500           95,344
                                                              -----------
Office Furniture & Business Equipment 1.2%
Xerox Corp. .................................      1,800          204,300
                                                              -----------
Total Producer Durables ................................          691,188
                                                              -----------

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH GALILEO FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




-----------------------------------------------------------------------------
                                                                    Value
                                                     Shares       (Note 1)
-----------------------------------------------------------------------------
Technology 10.1%
Communications Technology 2.1%
L.M. Ericsson Telephone Co. ADR Cl. B .........      3,000      $   154,313
Network Associates, Inc.* .....................      1,400           95,900
Tellabs, Inc.* ................................      1,500          106,313
                                                                -----------
                                                                    356,526
                                                                -----------
Computer Software 2.8%
J.D. Edwards & Co.* ...........................      2,100           74,812
i2 Technologies, Inc.* ........................      1,200           80,100
Microsoft Corp.* ..............................      1,150          103,644
SAP AG ADR ....................................        500           84,940
Checkpoint Software Technologies Ltd.* ........      4,800          141,000
                                                                -----------
                                                                    484,496
                                                                -----------
Computer Technology 1.5%
Cisco Systems, Inc.* ..........................      1,600          117,200
Electronic Data Systems Corp. .................        600           25,800
Gateway 2000, Inc.* ...........................      1,900          111,506
                                                                -----------
                                                                    254,506
                                                                -----------
Electronics: Semi-Conductors/Components 3.7%
Altera Corp.* .................................      2,100           85,050
Analog Devices, Inc.* .........................      5,200          202,475
Intel Corp. ...................................      2,200          177,787
Texas Instruments, Inc. .......................      2,700          172,969
                                                                -----------
                                                                    638,281
                                                                -----------
Total Technology .........................................        1,733,809
                                                                -----------
Utilities 9.7%
Electrical 2.4%
DPL Inc. ......................................      3,500           63,656
Idaho Power Co. ...............................      1,800           64,125
OGE Energy Corp. ..............................      1,600           87,900
Sierra Pacific Resources ......................      1,800           63,000
Unicom Corp. ..................................      3,700          128,575
                                                                -----------
                                                                    407,256
                                                                -----------
Gas Distribution 1.6%
Questar Corp. .................................      2,800          121,450
Williams Cos., Inc. ...........................      4,800          151,800
                                                                -----------
                                                                    273,250
                                                                -----------
Telecommunications 5.7%
US West Media Group* ..........................      3,900      $   147,225
AirTouch Communications, Inc.* ................      2,500          132,812
LCI International, Inc.* ......................      5,200          206,700
Qwest Communications International, Inc.* .....      5,200          200,525
WorldCom, Inc.* ...............................      6,600          282,357
                                                                -----------
                                                                    969,619
                                                                -----------
Total Utilities ..........................................        1,650,125
                                                                -----------
Total Common Stocks (Cost $14,565,330) ...................       14,851,687
                                                                -----------


-----------------------------------------------------------------------------
                                        Principal    Maturity
                                          Amount       Date
-----------------------------------------------------------------------------
COMMERCIAL PAPER 8.3%
American Express Credit Corp.,
  5.51% .............................. $532,000    5/01/1998         532,000
Ford Motor Credit Co., 5.50% .........  604,000    5/05/1998         604,000
General Electric Capital Corp.,
  5.45% ..............................  282,000    5/01/1998         282,000
                                                                 -----------
Total Commerical Paper (Cost $1,418,000)......................     1,418,000
                                                                 -----------
Total Investments (Cost $15,983,330)--95.2%...................    16,269,687
Cash and Other Assets, Less Liabilities--4.8% ................       828,656
                                                                 -----------
Net Assets--100.0% ...........................................   $17,098,343
                                                                 ===========


Federal Income Tax Information:
At April 30, 1998, the net unrealized appreciation of
  investments based on cost for Federal income tax
  purposes of $15,986,105 was as follows:
Aggregate gross unrealized appreciation for all
  investments in which there is an excess of value over
  tax cost ..........................................   $516,396
Aggregate gross unrealized depreciation for all
  investments in which there is an excess of tax cost
  over value ........................................   (232,814)
                                                        --------
                                                        $283,582
                                                        ========

--------------------------------------------------------------------------------
*Nonincome-producing securities

 ADR stands for American Depositary Receipt, representing ownership of foreign securities.


The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH GALILEO FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
April 30, 1998


Assets
Investments, at value (Cost $15,983,330) (Note 1) .................    $16,269,687
Cash ..............................................................         39,193
Receivable for fund shares sold ...................................        751,824
Receivable from Distributor (Note 3) ..............................         34,714
Dividends and interest receivable .................................          8,061
Deferred organization costs and other assets (Note 1)                       91,276
                                                                       -----------
                                                                        17,194,755
Liabilities
Payable for securities purchased ..................................         38,641
Payable for fund shares redeemed ..................................         18,962
Accrued management fee (Note 2) ...................................          6,402
Accrued trustees' fees (Note 2) ...................................          5,364
Accrued distribution and service fees (Note 5) ....................          3,688
Accrued transfer agent and shareholder services
  (Note 2) ........................................................          3,600
Other accrued expenses ............................................         19,755
                                                                       -----------
                                                                            96,412
                                                                       -----------
Net Assets                                                             $17,098,343
                                                                       ===========
Net Assets consist of:
 Undistributed net investment income ..............................    $     9,454
 Unrealized appreciation of investments ...........................        286,357
 Accumulated net realized loss ....................................         (2,159)
 Paid-in capital ..................................................     16,804,691
                                                                       -----------
                                                                       $17,098,343
                                                                       ===========
Net Asset Value and redemption price per share of
  Class A shares ($6,131,691 [divided by] 618,158 shares) .........         $ 9.92
                                                                            ======
Maximum Offering Price per share of Class A shares
  ($9.92 [divided by] .955) .......................................         $10.39
                                                                            ======
Net Asset Value and offering price per share of
  Class B shares ($5,142,190 [divided by] 519,235 shares)*.........         $ 9.90
                                                                            ======
Net Asset Value and offering price per share of
  Class C shares ($1,061,159 [divided by] 107,096 shares)*.........         $ 9.91
                                                                            ======
Net Asset Value, offering price and redemption
  price per share of Class S shares
  ($4,763,303 [divided by] 480,088 shares) ........................         $ 9.92
                                                                            ======

--------------------------------------------------------------------------------
* Redemption price per share for Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.




----------------------------------------------------------------------
STATEMENT OF OPERATIONS
----------------------------------------------------------------------
For the period March 11, 1998
(commencement of operations) to April 30, 1998


Investment Income
Dividends, net of foreign taxes of $326 ..................   $ 12,892
Interest .................................................     13,018
                                                             --------
                                                               25,910
Expenses
Custodian fee ............................................     10,800
Management fee (Note 2) ..................................      9,148
Audit fee ................................................      6,588
Registration fees ........................................      5,400
Trustees' fees (Note 2) ..................................      5,364
Transfer agent and shareholder services (Note 2) .........      3,600
Reports to shareholders ..................................      3,600
Amortization of organization costs (Note 1) ..............      2,488
Service fee--Class A (Note 5) ............................        925
Distribution and service fees--Class B (Note 5) ..........      2,740
Distribution and service fees--Class C (Note 5) ..........        972
Legal fees ...............................................        900
Miscellaneous ............................................        900
                                                             --------
                                                               53,425
Expenses borne by the Distributor (Note 3) ...............    (34,714)
                                                             --------
                                                               18,711
                                                             --------
Net investment income ....................................      7,199
                                                             --------
Realized and Unrealized Gain (Loss) on Investments
Net realized loss on investments (Notes 1 and 4) .........     (2,159)
Net unrealized appreciation of investments ...............    286,357
                                                             --------
Net gain on investments ..................................    284,198
                                                             --------
Net increase in net assets resulting from operations .....   $291,397
                                                             ========


The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH GALILEO FUND
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the period March 11, 1998
(commencement of operations) to April 30, 1998


Increase (Decrease) in Net Assets
Operations:
Net investment income ......................................    $     7,199
Net realized loss on investments ...........................         (2,159)
Net unrealized appreciation of investments .................        286,357
                                                                -----------
Net increase resulting from operations .....................        291,397
                                                                -----------
Net increase from fund share transactions (Note 6) .........     16,806,946
                                                                -----------
Total increase in net assets ...............................     17,098,343
Net Assets
Beginning of period ........................................             --
                                                                -----------
End of period (including undistributed net investment
  income of $9,454) ........................................    $17,098,343
                                                                ===========

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
April 30, 1998

Note 1

State Street Research Galileo Fund (the "Fund"), is a series of State Street Research Securities Trust (the "Trust"), which was organized as a Massachusetts business trust in January, 1994 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations in March, 1998. The Trust presently consists of four separate funds: State Street Research Galileo Fund, State Street Research Legacy Fund, State Street Research Intermediate Bond Fund and State Street Research Strategic Income Fund.

The Fund seeks to provide long-term growth of capital. Under normal market conditions, the Fund invests at least 65% of total assets in stocks and convertible securities of companies in the Russell 1000 Index and of other U.S. and foreign companies of comparable size.

The Fund offers four classes of shares. Class A shares are subject to an initial sales charge of up to 4.50% and an annual service fee of 0.25% of average daily net assets. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase and pay annual distribution and service fees of 1.00%. Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years after the issuance of the Class B shares. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual distribution and service fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any distribution or service fees. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. Investment Valuation

Values for listed securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at closing prices supplied through such system. In the absence of recorded sales and for those over-the-counter securities not quoted on the NASDAQ system, valuations are at the mean of the closing bid and asked quotations. Short-term securities maturing within sixty days are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in accordance with established methods consistently applied.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH GALILEO FUND
--------------------------------------------------------------------------------
NOTES (cont'd)
--------------------------------------------------------------------------------

B. Security Transactions

Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.


C. Net Investment Income

Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. The Fund is charged for expenses directly attributable to it, while indirect expenses are allocated among all funds in the Trust.


D. Dividends

Dividends from net investment income, if any, are declared and paid or reinvested annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.


E. Federal Income Taxes

No Provision for Federal income taxes is necessary because the Fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.


F. Deferred Organization Costs

Certain costs incurred in the organization and registration of the Fund were capitalized and are being amortized under the straight-line method over a period of five years.


G. Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


H. Securities Lending

The Fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss. During the period March 11, 1998 (commencement of operations) to April 30, 1998, there were no loaned securities.


Note 2

The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.65% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the period March 11, 1998 (commencement of operations) to April 30, 1998, the fees pursuant to such agreement amounted to $9,148.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. During the period March 11, 1998, (commencement of operations) to April 30, 1998, the amount of such expenses was $1,387.

The fees of the Trustees not currently affiliated with the Adviser amounted to $5,364 during the period March 11, 1998 (commencement of operations) to April 30, 1998.


Note 3

The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the Fund. During the period March 11, 1998 (commencement of operations) to April 30, 1998, the amount of such expenses assumed by the Distributor and its affiliates was $34,714.


Note 4

For the period March 11, 1998 (commencement of operations) to April 30, 1998, purchases and sales of securities, exclusive of short-term obligations, aggregated $15,543,714 and $976,225, respectively.


Note 5

The Trust has adopted a Plan of Distribution Pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940. Under the Plan, the Fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B and Class C shares. In addition, the Fund pays annual distribution fees of 0.75% of average daily net assets for Class B and Class C shares. The Distributor uses such payments for personal service and/or the maintenance or servicing of shareholder accounts, to compensate or reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the period March 11, 1998, (commencement of operations) to April 30, 1998, fees pursuant to such plan amounted to $925, $2,740 and $972 for Class A, Class B and Class C shares, respectively.

The Fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of Metropolitan, earned initial sales charges aggregating $9,170 and $28,702, respectively, on sales of Class A shares of the Fund during the period March 11, 1998 (commencement of operations) to April 30, 1998, and that MetLife Securities, Inc. earned commissions aggregating $81,084 on sales of Class B shares during the same period.

STATE STREET RESEARCH GALILEO FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Note 6

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share. At April 30, 1998, Metropolitan owned 52,356 shares of each of Class A, Class B and Class C and 471,204 Class S shares of the Fund and the Adviser owned one share of each of Class A, Class B, Class C and Class S of the Fund.

Share transactions were as follows:

                                       March 11, 1998
                                      (Commencement of
                                       Operations) to
                                       April 30, 1998
                                 -------------------------
Class A                             Shares         Amount
----------------------------------------------------------
  Shares sold ................     622,025      $6,115,137
  Shares repurchased .........      (3,867)        (38,335)
                                   -------      ----------
  Net increase ...............     618,158      $6,076,802
                                   =======      ==========
  Class B                           Shares         Amount
----------------------------------------------------------
  Shares sold ................     555,377      $5,459,591
  Shares repurchased .........     (36,142)       (355,963)
                                   -------      ----------
  Net increase ...............     519,235      $5,103,628
                                   =======      ==========
  Class C                           Shares         Amount
----------------------------------------------------------
  Shares sold ................     107,096      $1,038,510
                                   -------      ----------
  Net increase ...............     107,096      $1,038,510
                                   =======      ==========
  Class S                           Shares         Amount
----------------------------------------------------------
  Shares sold ................     480,088      $4,588,006
                                   -------      ----------
  Net increase ...............     480,088      $4,588,006
                                   =======      ==========

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a share outstanding from March 11, 1998 (commencement of operations) to April 30, 1998(1)



                                                                             Class A       Class B       Class C        Class S
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                                       9.55          9.55           9.55          9.55
                                                                              -----         -----          -----         ------
 Net investment income (loss) ($)*                                             0.01         (0.00)         (0.00)         0.02
 Net realized and unrealized gain on investments ($)                           0.36          0.35           0.36          0.35
                                                                              -----        ------         ------         ------
Total from investment operations ($)                                           0.37          0.35           0.36          0.37
                                                                              -----        ------         ------         ------
Net asset value, end of period ($)                                             9.92          9.90           9.91          9.92
                                                                              =====        ======         ======         ======
Total return(2) (%)                                                            3.87(3)       3.66(3)        3.77(3)       3.87(3)
Ratios/supplemental data:
Net assets at end of period ($ thousands)                                     6,132         5,142          1,061         4,763
Ratio of operating expenses to average net assets (%)*                         1.25(4)       2.00(4)        2.00(4)       1.00(4)
Ratio of net investment income (loss) to average net assets (%)*               0.45(4)      (0.31)(4)      (0.13)(4)      0.98(4)
Portfolio turnover rate (%)                                                   13.04         13.04          13.04         13.04
*Reflects voluntary assumption of fees or expenses per share (Note 3) ($)      0.03          0.03           0.04          0.06

--------------------------------------------------------------------------------
(1) Per-share figures have been calculated using the average shares method.

(2) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.

(3) Not annualized

(4) Annualized

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Trustees of State Street Research
Securities Trust and Shareholders of
State Street Research Galileo Fund:


We have audited the accompanying statement of assets and liabilities of State Street Research Galileo Fund, including the schedule of portfolio investments, as of April 30, 1998, and the related statements of operations and changes in net assets and the financial highlights for the period March 11, 1998 (commencement of operations) to April 30, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of State Street Research Galileo Fund as of April 30, 1998, the results of its operations and changes in its net assets and the financial highlights for the period March 11, 1998 (commencement of operations) to April 30, 1998, in conformity with generally accepted accounting principles.




                                                        Coopers & Lybrand L.L.P.
Boston, Massachusetts
June 5, 1998

STATE STREET RESEARCH GALILEO FUND
--------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH SECURITIES
TRUST
--------------------------------------------------------------------------------

Fund Information


State Street Research
Galileo Fund
One Financial Center
Boston, MA 02111


Investment Adviser
State Street Research &
Management Company
One Financial Center
Boston, MA 02111


Distributor
State Street Research
Investment Services, Inc.
One Financial Center
Boston, MA 02111


Shareholder Services
State Street Research
Service Center
P.O. Box 8408
Boston, MA 02266-8408
1-800-562-0032


Custodian
State Street Bank and
Trust Company
225 Franklin Street
Boston, MA 02110


Legal Counsel
Goodwin, Procter & Hoar LLP
Exchange Place
Boston, MA 02109


Independent Accountants
Coopers & Lybrand L.L.P.
One Post Office Square
Boston, MA 02110

Officers

Ralph F. Verni
Chairman of the Board,
President and
Chief Executive Officer


Peter C. Bennett
Vice President


Thomas J. Dillman
Vice President


Bartlett R. Geer
Vice President


John H. Kallis
Vice President


Kim M. Peters
Vice President


Thomas A. Shively
Vice President


James M. Weiss
Vice President


Elizabeth McCombs Westvold
Vice President


Kennard Woodworth, Jr.
Vice President


Gerard P. Maus
Treasurer


Joseph W. Canavan
Assistant Treasurer


Douglas A. Romich
Assistant Treasurer


Francis J. McNamara, III
Secretary and General Counsel


Darman A. Wing
Assistant Secretary and
Assistant General Counsel


Amy L. Simmons
Assistant Secretary

Trustees

Ralph F. Verni
Chairman of the Board,
President, Chief Executive
Officer and Director,
State Street Research &
Management Company


Steve A. Garban
Retired; formerly Senior Vice
President for Finance and
Operations and Treasurer, The
Pennsylvania State University


Malcolm T. Hopkins
Former Vice Chairman of the
Board and Chief Financial
Officer, St. Regis Corp.


Edward M. Lamont
Formerly in banking
(with an affiliate of
J. P. Morgan & Co.
in New York);
presently engaged in private
investments and civic affairs


Robert A. Lawrence
Formerly Partner, Saltonstall & Co.


Dean O. Morton
Retired; formerly Executive
Vice President, Chief
Operating Officer and Director,
Hewlett-Packard Company


Toby Rosenblatt
President,
The Glen Ellen Company
Vice President,
Founders Investments Ltd.


Michael S. Scott Morton
Jay W. Forrester Professor of
Management, Sloan School of
Management, Massachusetts
Institute of Technology

[back cover]


State Street Research Galileo Fund
One Financial Center
Boston, MA 02111

                                   [indicia]
                                   Bulk Rate
                                  U.S. Postage
                                      PAID
                                   Permit #6
                                  Hartford, CT


Questions? Comments?

Call us at 1-800-562-0032, or
Write us at:
     State Street Research
     Service Center
     P.O. Box 8408
     Boston, MA 02266-8408
E-mail us at:
     info@ssrfunds.com
Internet site:
     www.ssrfunds.com



[logo]STATE STREET RESEARCH

This report is prepared for the general information of current shareholders.

When used in the general solicitation of investors, this report must be accompanied or preceded by a current State Street Research Galileo Fund prospectus. When used after June 30, 1998, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.



CONTROL NUMBER: 4994-980616(0799)SSR-LD                            GA-112F-0698

[cover]
STATE STREET RESEARCH

     LEGACY FUND

ANNUAL REPORT

April 30, 1998


     WHAT'S INSIDE

Investment Update

About the Fund,
economy and markets


Fund Information

Facts and figures


Plus, Complete Portfolio Holdings
and Financial Statements



                                     [logo]
                               DALBAR KEY HONORS
                                 COMMITMENT TO:
                                   INVESTORS
                                      1997



                                 For Excellence
                                       in
                              Shareholder Service


                                                     STATE STREET RESEARCH FUNDS

STATE STREET RESEARCH LEGACY FUND
--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT
The Economy
[bullet] The first four months of 1998 had continuing solid economic growth, marked by low inflation and strong investment returns. Unemployment fell to a 28-year low. Interest rates had little change, and consumer confidence continued at near-record highs.
[bullet] Favorable economic factors have stimulated a boom in the housing market and stronger-than-expected retail sales. Lower energy costs kept inflation in check.
[bullet] Although last year's economic crisis in Southeast Asia raised concerns about the U.S. exports and profits at multinational companies, the effects have yet to make a significant impact on corporate profitability here.

The Markets
[bullet] The S&P 500, a broad measure of common stock performance, gained
         15.11% for the four-month period ended April 30, 1998.(1) Small stocks rebounded from losses following the turmoil in Southeast Asia, and large-capitalization brand-name companies continued to benefit.
[bullet] Bonds delivered modest gains during the period. High-yield bonds were among the strongest performers. Mortgage-backed securities held up well, despite concerns that refinancing could become a negative factor in the future.

THE FUND
Since the Fund's Inception
[bullet] Since the Fund's commencement of operations on December 31, 1997,
         Class A shares of Legacy Fund returned 16.60% [does not reflect sales charge].(2) The Fund has outperformed the Lipper Growth Funds Average of 14.24% for the same period.
[bullet] Investments in technology and pharmaceutical companies, which benefited from strong sales and earnings growth, helped boost the Fund's performance during the period.
[bullet] The Fund's exposure to insurance, consumer staples and oil stocks underperformed the overall market, as investors favored more dynamic growth sectors. Falling oil prices hurt oil stocks.

Current Strategy
[bullet] The Fund invests in companies with higher potential for long-term growth. To minimize yearly capital gains, the manager's strategy is to focus on stocks with excellent growth potential that can be held for the long term.

[bullet] The Fund's largest investments are in the financial, consumer staple, health care and technology industries, and especially bank, pharmaceutical and computer software stocks, where the manager has confidence in earnings growth potential.

April 30, 1998


(1)The Standard & Poor's 500 Composite Index (S&P 500) is a market-value weighted index composed of 500 widely held common stocks. The index is unmanaged and does not take sales charges into account. Direct investment in the index is not possible; results are for illustrative purposes only.


(2)16.40% for Class B shares; 16.30% for Class C shares; 16.80% for Class S shares.


(3)All returns represent past performance, which is no guarantee of future results. The investment return and principal value of an investment made in the Fund will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvestment of capital gain distributions and income dividends. "S" shares, offered without a sales charge, are available through certain employee benefit plans and special programs.


(4)Performance reflects maximum 4.5% "A" share front-end sales charge or 5% "B" share or 1% "C" share contingent deferred, sales charges, where applicable.


(5)Aggregate returns; not annualized.


Please note that the discussion throughout this shareholder report is dated as indicated and, because of possible changes in viewpoint, data and transactions should not be relied upon as being current thereafter.


--------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended April 30, 1998, except where noted)
--------------------------------------------------------------------------------

Aggregate Total Return for
period ended 3/31/98
(at maximum applicable sales charge)(3,4,5)

-------------------------------
               Life of Fund
             (since 12/31/97)
-------------------------------
Class A            9.44%
-------------------------------
Class B            9.40%
-------------------------------
Class C           13.70%
-------------------------------
Class S           14.40%
-------------------------------

Aggregate Total Return
(does not reflect sales charge)(3,5)

-------------------------------
               Life of Fund
             (since 12/31/97)
-------------------------------
Class A           16.60%
-------------------------------
Class B           16.40%
-------------------------------
Class C           16.30%
-------------------------------
Class S           16.80%
-------------------------------


Top 10 Holdings
(by percentage of net assets)

1      BankAmerica  Money center banks                                     4.3%

2      Total  Oil company                                                  4.1%

3      Xerox  Office automation & equipment                                4.1%

4      Du Pont  Chemicals                                                  4.1%

5      Banc One  Bank holding company                                      4.1%

6      General Electric  Diversified manufacturer                          4.1%

7      Coca-Cola  Beverages                                                3.4%

8      Procter & Gamble  Cosmetics & toiletries                            3.3%

9      Johnson & Johnson  Medical products                                 3.1%

10     Pfizer  Pharmaceuticals, medical products                           3.0%

These securities represent an aggregate of 37.6% of the portfolio. Because of active management, there is no guarantee that the Fund currently invests, or will continue to invest, in the securities listed in this table or in the text above.


Top 5 Industries
(by percentage of net assets)

[bar chart]

Bank                          8.4%
Drug                          7.7%
Computer Software & Service   7.2%
Retail Trade                  6.8%
Office Equipment              6.7%

Performance results for the Fund are increased by the voluntary reduction of fund fees and expenses; without subsidization, performance would have been lower.

STATE STREET RESEARCH LEGACY FUND
--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
April 30, 1998




--------------------------------------------------------------------------------
                                                                        Value
                                                       Shares          (Note 1)
--------------------------------------------------------------------------------
COMMON STOCKS 96.0%
Basic Industries 10.4%
Chemical 4.1%
E.I. Du Pont De Nemours & Co. .................        23,000       $ 1,674,688
                                                                    -----------
Electrical Equipment 4.1%
General Electric Co. ..........................        19,400         1,651,425
                                                                    -----------
Machinery 2.2%
Tyco International Ltd. .......................        16,600           904,700
                                                                    -----------
Total Basic Industries ........................                       4,230,813
                                                                    -----------
Consumer Cyclical 14.8%
Automotive 3.0%
Danaher Corp. .................................        17,000         1,221,875
                                                                    -----------
Recreation 5.0%
News Corp. Ltd. ADR ...........................        34,700           947,744
US West Inc.* .................................        28,800         1,087,200
                                                                    -----------
                                                                      2,034,944
                                                                    -----------
Retail Trade 6.8%
CVS Corp. .....................................        11,500           848,125
Dayton Hudson Corp. ...........................        11,600         1,012,825
Home Depot Inc. ...............................        13,400           932,975
                                                                    -----------
                                                                      2,793,925
                                                                    -----------
Total Consumer Cyclical .......................                       6,050,744
                                                                    -----------
Consumer Staple 28.1%
Business Service 4.6%
Apollo Group Inc. Cl. A* ......................        14,400           493,200
HBO & Co. .....................................         7,500           448,594
Interpublic Group of Companies, Inc. ..........        14,400           919,800
                                                                    -----------
                                                                      1,861,594
                                                                    -----------
Drug 7.7%
Merck & Company, Inc. .........................         8,700         1,048,350
Pfizer Inc. ...................................        10,900         1,240,556
Warner-Lambert Co. ............................         4,400           832,425
                                                                    -----------
                                                                      3,121,331
                                                                    -----------
Food & Beverage 5.9%
Coca-Cola Co. .................................        18,450         1,399,894
Sara Lee Corp. ................................        17,200         1,024,475
                                                                    -----------
                                                                      2,424,369
                                                                    -----------
Hospital Supply 4.5%
Johnson & Johnson .............................        17,600         1,256,200
Medtronic Inc. ................................        11,200           589,400
                                                                    -----------
                                                                      1,845,600
                                                                    -----------
Personal Care 5.4%
Gillette Co. ..................................         7,500       $   865,781
Procter & Gamble Co. ..........................        16,300         1,339,656
                                                                    -----------
                                                                      2,205,437
                                                                    -----------
Total Consumer Staple .........................                      11,458,331
                                                                    -----------
Energy 4.1%
Oil 4.1%
Total SA Cl. B ADR ............................        28,800         1,692,000
                                                                    -----------
Total Energy ..................................                       1,692,000
                                                                    -----------
Finance 15.9%
Bank 8.4%
Banc One Corp. ................................        28,300         1,664,394
BankAmerica Corp. .............................        20,500         1,742,500
                                                                    -----------
                                                                      3,406,894
                                                                    -----------
Financial Service 2.7%
American Express Co. ..........................        10,700         1,091,400
                                                                    -----------
Insurance 4.8%
Ace Ltd. ......................................        27,300         1,033,987
UNUM Corp. ....................................        17,100           919,125
                                                                    -----------
                                                                      1,953,112
                                                                    -----------
Total Finance .................................                       6,451,406
                                                                    -----------
Science & Technology 19.9%
Aerospace 1.7%
Boeing Co. ....................................        14,200           710,888
                                                                    -----------
Computer Software & Service 7.2%
Cisco Systems Inc.* ...........................        15,200         1,113,400
i2 Technologies Inc.* .........................         5,300           353,775
J.D. Edwards & Co.* ...........................        12,300           438,187
Microsoft Corp.* ..............................        11,600         1,045,450
                                                                    -----------
                                                                      2,950,812
                                                                    -----------
Electronic Components 2.1%
Analog Devices Inc.* ..........................        21,600           841,050
                                                                    -----------
Electronic Equipment 2.2%
Lucent Technologies Inc. ......................        11,800           898,275
                                                                    -----------
Office Equipment 6.7%
International Business Machines Corp. .........         8,900         1,031,287
Xerox Corp. ...................................        14,900         1,691,150
                                                                    -----------
                                                                      2,722,437
                                                                    -----------
Total Science & Technology ....................                       8,123,462
                                                                    -----------

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH LEGACY FUND
--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (cont'd)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                 Value
                                                    Shares      (Note 1)
--------------------------------------------------------------------------------
Utility 2.8%
Telephone 2.8%
AirTouch Communications Inc.* ..................   21,500     $1,142,188
                                                              ----------
Total Utility ..................................               1,142,188
                                                              ----------
Total Common Stocks (Cost $36,586,915) .........              39,148,944
                                                              ----------


--------------------------------------------------------------------------------
                                         Principal    Maturity
                                          Amount        Date
--------------------------------------------------------------------------------
COMMERCIAL PAPER 3.9%
American Express Credit Corp.,
  5.51% .............................. $ 276,000    5/04/1998         276,000
Ford Motor Credit Co., 5.50% ......... 1,007,000    5/05/1998       1,007,000
General Electric Capital Corp.,
  5.45% ..............................   316,000    5/01/1998         316,000
                                                                  -----------
Total Commercial Paper (Cost $1,599,000).......................     1,599,000
                                                                  -----------
Total Investments (Cost $38,185,915)--99.9%....................    40,747,944
Cash and Other Assets, Less Liabilities--0.1% .................        27,380
                                                                  -----------
Net Assets--100.0% ............................................   $40,775,324
                                                                  ===========


Federal Income Tax Information:
At April 30, 1998, the net unrealized
 appreciation of investments based on cost
 for Federal income tax purposes of
 $38,185,915 was as follows:
Aggregate gross unrealized appreciation
  for all investments in which there is an
  excess of value over tax cost ........        $ 2,660,042
Aggregate gross unrealized depreciation
  for all investments in which there is an
  excess of tax cost over value ........            (98,013)
                                                -----------
                                                $ 2,562,029
                                                ===========

--------------------------------------------------------------------------------
*Nonincome-producing securities

 ADR stands for American Depository Receipt, representing ownership of foreign securities.



--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
April 30, 1998


Assets
Investments, at value (Cost $38,185,915)(Note 1) .....................  $40,747,944
Cash .................................................................       10,796
Receivable for fund shares sold ......................................    1,247,306
Receivable from Distributor (Note 3) .................................       39,280
Dividends and interest receivable ....................................       12,916
Deferred organization costs (Note 1) .................................       77,878
                                                                         -----------
                                                                         42,136,120
Liabilities
Payable for securities purchased .....................................    1,180,078
Accrued distribution and service fees (Note 5) .......................       18,759
Accrued management fee (Note 2) ......................................       17,581
Accrued transfer agent and shareholder services
  (Note 2) ...........................................................       16,450
Accrued trustees' fees (Note 2) ......................................        8,168
Payable for fund shares redeemed .....................................        2,082
Other accrued expenses ...............................................      117,678
                                                                         -----------
                                                                          1,360,796
                                                                         -----------
Net Assets                                                              $40,775,324
                                                                         ===========
Net Assets consist of:
 Unrealized appreciation of investments ..............................  $ 2,562,029
 Accumulated net realized gain .......................................       57,450
 Paid-in capital .....................................................   38,155,845
                                                                         -----------
                                                                        $40,775,324
                                                                         ===========
Net Asset Value and redemption price per share of
  Class A shares ($11,984,052 [divided by] 1,027,449 shares) .........       $11.66
                                                                             =======
Maximum Offering Price per share of Class A shares
  ($11.66 [divided by] .955) .........................................       $12.21
                                                                             =======
Net Asset Value and offering price per share of Class
  B shares ($19,687,904 [divided by] 1,692,083 shares)* ..............       $11.64
                                                                             =======
Net Asset Value and offering price per share of Class
  C shares ($4,976,619 [divided by] 427,799 shares)* .................       $11.63
                                                                             =======
Net Asset Value, offering price and redemption price
  per share of Class S shares
  ($4,126,749 [divided by] 353,464 shares) ...........................       $11.68
                                                                             =======

--------------------------------------------------------------------------------
* Redemption price per share for Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.


The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH LEGACY FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the period December 31, 1997
(commencement of operations) to April 30, 1998

Investment Income
Dividends, net of foreign taxes of $139 ..................    $   36,889
Interest .................................................        42,045
                                                              ----------
                                                                  78,934
Expenses
Management fee (Note 2) ..................................        38,533
Custodian fee ............................................        27,960
Transfer agent and shareholder services (Note 2) .........        16,450
Audit fee ................................................        14,820
Registration fees ........................................        11,400
Trustees' fees (Note 2) ..................................         8,168
Reports to shareholders ..................................         8,164
Amortization of organization costs (Note 1) ..............         5,432
Service fee-Class A (Note 5) .............................         3,702
Distribution and service fees--Class B (Note 5) ..........        24,737
Distribution and service fees--Class C (Note 5) ..........         7,487
Legal fees ...............................................         2,032
Miscellaneous ............................................         1,972
                                                              ----------
                                                                 170,857
Expenses borne by the Distributor (Note 3) ...............       (75,650)
                                                              ----------
                                                                  95,207
                                                              ----------
Net investment loss ......................................       (16,273)
                                                              ----------
Realized and Unrealized Gain on Investments
Net realized gain on investments (Notes 1 and 4) .........        68,845
Net unrealized appreciation of investments ...............     2,562,029
                                                              ----------
Net gain on investments ..................................     2,630,874
                                                              ----------
Net increase in net assets resulting from operations .....    $2,614,601
                                                              ==========



--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the period December 31, 1997
(commencement of operations) to April 30, 1998

Increase (Decrease) in Net Assets
Operations:
Net investment loss ........................................  $   (16,273)
Net realized gain on investments ...........................       68,845
Net unrealized appreciation of investments .................    2,562,029
                                                              -----------
Net increase resulting from operations .....................    2,614,601
                                                              -----------
Net increase from fund share transactions (Note 6) .........   38,160,723
                                                              -----------
Total increase in net assets ...............................   40,775,324
Net Assets
Beginning of period ........................................           --
                                                              -----------
End of period ..............................................  $40,775,324
                                                              ===========


The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH LEGACY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
April 30, 1998

Note 1

State Street Research Legacy Fund (the "Fund"), is a series of State Street Research Securities Trust (the "Trust"), which was organized as a Massachusetts business trust in January, 1994 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations in December, 1997. The Trust presently consists of four separate funds: State Street Research Legacy Fund, State Street Research Galileo Fund, State Street Research Intermediate Bond Fund and State Street Research Strategic Income Fund.

The investment objective of the Fund is to provide long-term growth of capital. In seeking to achieve its investment objective, the Fund invests at least 65% of total assets in stocks and convertible securities of mid- and large-size companies. The Fund employs a tax-managed strategy, generally seeking to identify stocks with long-term growth potential and holding them for extended periods.

The Fund offers four classes of shares. Class A shares are subject to an initial sales charge of up to 4.50% and an annual service fee of 0.25% of average daily net assets. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase and pay annual distribution and service fees of 1.00%. Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years after the issuance of the Class B shares. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual distribution and service fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any distribution or service fees. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.


A. Investment Valuation

Values for listed securities represent final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at the closing price supplied through such system. In the absence of recorded sales and for those over-the-counter securities not quoted on the NASDAQ system, valuations are at the mean of the closing bid and asked quotations. Short-term securities maturing within sixty days are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in accordance with established methods consistently applied.


B. Security Transactions

Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.


C. Net Investment Income

Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. The Fund is charged for expenses directly attributable to it, while indirect expenses are allocated among all funds in the Trust.


D. Dividends

Dividends from net investment income, if any, are declared and paid or reinvested annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.


E. Federal Income Taxes

No provision for Federal income taxes is necessary because the Fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.


F. Deferred Organization Costs

Certain costs incurred in the organization and registration of the Fund were capitalized and are being amortized under the straight-line method over a period of five years.


G. Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


H. Securities Lending

The Fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss. During the period December 31, 1997 (commencement of operations) to April 30, 1998, there were no loaned securities.

STATE STREET RESEARCH LEGACY FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Note 2

The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.65% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the period December 31, 1997 (commencement of operations) to April 30, 1998, the fees pursuant to such agreement amounted to $38,533.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. During the period December 31, 1997 (commencement of operations) to April 30, 1998, the amount of such expenses was $2,774.

The fees of the Trustees not currently affiliated with the Adviser amounted to $8,168 during the period December 31, 1997 (commencement of operations) to April 30, 1998.

Note 3

The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the Fund. During the period December 31, 1997 (commencement of operations) to April 30, 1998, the amount of such expenses assumed by the Distributor and its affiliates was $75,650.

Note 4

For the period December 31, 1997 (commencement of operations) to April 30, 1998, purchases and sales of securities, exclusive of short-term obligations, aggregated $37,581,040 and $1,062,970, respectively.

Note 5

The Trust has adopted a Plan of Distribution Pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940. Under the Plan, the Fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B and Class C shares. In addition, the Fund pays annual distribution fees of 0.75% of average daily net assets for Class B and Class C shares. The Distributor uses such payments for personal service and/or the maintenance or servicing of shareholder accounts, to compensate or reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the period December 31, 1997 (commencement of operations) to April 30, 1998, fees pursuant to such plan amounted to $3,702, $24,737 and $7,487 for Class A, Class B and Class C shares, respectively.

The Fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of Metropolitan, earned initial sales charges aggregating $18,809 and $60,247, respectively, on sales of Class A shares of the Fund during the period December 31, 1997 (commencement of operations) to April 30, 1998, and that MetLife Securities, Inc. earned commissions aggregating $223,185 on sales of Class B shares during the same period.

Note 6

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share. At April 30, 1998, the Adviser owned one share of each of Class A, Class B, Class C and Class S and Metropolitan owned 50,000 shares of each of Class A, Class B, Class C and 350,000 Class S shares of the Fund.

Share transactions were as follows:



                                         December 31, 1997
                                         (Commencement of
                                          Operations) to
                                          April 30, 1998
                               ---------------------------------
Class A                              Shares              Amount
----------------------------------------------------------------
Shares sold ................       1,060,271         $11,720,798
Shares repurchased .........         (32,822)           (360,909)
                                   ---------         -----------
Net increase ...............       1,027,449         $11,359,889
                                   =========         ===========
Class B                              Shares              Amount
----------------------------------------------------------------
Shares sold ................       1,699,460         $18,706,942
Shares repurchased .........          (7,377)            (83,326)
                                   ---------         -----------
Net increase ...............       1,692,083         $18,623,616
                                   =========         ===========
Class C                              Shares              Amount
----------------------------------------------------------------
Shares sold ................         428,033         $ 4,641,277
Shares repurchased .........            (234)             (2,653)
                                   ---------         -----------
Net increase ...............         427,799         $ 4,638,624
                                   =========         ===========
Class S                              Shares              Amount
----------------------------------------------------------------
Shares sold ................         353,464         $ 3,538,594
                                   ---------         -----------
Net increase ...............         353,464         $ 3,538,594
                                   =========         ===========

STATE STREET RESEARCH LEGACY FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a share outstanding from December 31, 1997 (commencement of operations) to April 30,1998(1)



                                                                            Class A       Class B        Class C      Class S
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                                     10.00         10.00          10.00        10.00
                                                                            ------        ------         ------        -----
 Net investment income (loss) ($)*                                            0.00         (0.03)         (0.03)        0.03
 Net realized and unrealized gain on investments ($)                          1.66          1.67           1.66         1.65
                                                                            ------        ------         ------        -----
Total from investment operations ($)                                          1.66          1.64           1.63         1.68
                                                                            ------        ------         ------        -----
Net asset value, end of period ($)                                           11.66         11.64          11.63        11.68
                                                                            ======        ======         ======        =====
Total return(2) (%)                                                          16.60(3)      16.40(3)       16.30(3)     16.80(3)
Ratios/supplemental data:
Net assets at end of period ($ thousands)                                   11,984        19,688          4,977        4,127
Ratio of operating expenses to average net assets (%)*                        1.25(4)       2.00(4)        2.00(4)      1.00(4)
Ratio of net investment income (loss) to average net assets (%)*              0.01(4)      (0.76)(4)      (0.69)(4)     0.60(4)
Portfolio turnover rate (%)                                                   6.44          6.44           6.44         6.44
*Reflects voluntary assumption of fees or expenses per share (Note 3) ($)     0.04          0.04           0.04         0.09

--------------------------------------------------------------------------------
(1) Per share figures have been calculated using the average shares method.
(2) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.
(3) Not annualized
(4) Annualized

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Trustees of State Street Research
Securities Trust and Shareholders of
State Street Research Legacy Fund:



We have audited the accompanying statement of assets and liabilities of State Street Research Legacy Fund, including the schedule of portfolio investments, as of April 30, 1998, and the related statements of operations and changes in net assets and the financial highlights for the period December 31, 1997 (commencement of operations) to April 30, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of State Street Research Legacy Fund as of April 30, 1998, the results of its operations and changes in its net assets and the financial highlights for the period December 31, 1997 (commencement of operations) to April 30, 1998, in conformity with generally accepted accounting principles.




                                                        Coopers & Lybrand L.L.P.
Boston, Massachusetts
June 5, 1998

STATE STREET RESEARCH LEGACY FUND
--------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH SECURITIES
TRUST
--------------------------------------------------------------------------------

Fund Information


State Street Research
Legacy Fund
One Financial Center
Boston, MA 02111


Investment Adviser
State Street Research &
Management Company
One Financial Center
Boston, MA 02111


Distributor
State Street Research
Investment Services, Inc.
One Financial Center
Boston, MA 02111


Shareholder Services
State Street Research
Service Center
P.O. Box 8408
Boston, MA 02266-8408
1-800-562-0032


Custodian
State Street Bank and
Trust Company
225 Franklin Street
Boston, MA 02110


Legal Counsel
Goodwin, Procter & Hoar LLP
Exchange Place
Boston, MA 02110


Independent Accountants
Coopers & Lybrand L.L.P.
One Post Office Square
Boston, MA 02110

Officers

Ralph F. Verni
Chairman of the Board,
President and
Chief Executive Officer


Peter C. Bennett
Vice President


Thomas J. Dillman
Vice President


Bartlett R. Geer
Vice President


John H. Kallis
Vice President


Kim M. Peters
Vice President


Thomas A. Shively
Vice President


James M. Weiss
Vice President


Elizabeth McCombs Westvold
Vice President


Kennard Woodworth, Jr.
Vice President


Gerard P. Maus
Treasurer


Joseph W. Canavan
Assistant Treasurer


Douglas A. Romich
Assistant Treasurer


Francis J. McNamara, III
Secretary and General Counsel


Darman A. Wing
Assistant Secretary and
Assistant General Counsel


Amy L. Simmons
Assistant Secretary

Trustees

Ralph F. Verni
Chairman of the Board,
President, Chief Executive
Officer and Director,
State Street Research &
Management Company


Steve A. Garban
Retired; formerly Senior Vice
President for Finance and
Operations and Treasurer, The
Pennsylvania State University


Malcolm T. Hopkins
Former Vice Chairman of the
Board and Chief Financial
Officer, St. Regis Corp.


Edward M. Lamont
Formerly in banking
(with an affiliate of
J.P. Morgan & Co.
in New York); presently
engaged in private
investments and civic affairs


Robert A. Lawrence
Formerly Partner, Saltonstall & Co.


Dean O. Morton
Retired; formerly Executive
Vice President, Chief
Operating Officer and Director,
Hewlett-Packard Company


Toby Rosenblatt
President,
The Glen Ellen Company
Vice President,
Founders Investments Ltd.


Michael S. Scott Morton
Jay W. Forrester Professor of
Management, Sloan School of
Management, Massachusetts
Institute of Technology

[blank page]

[back cover]


State Street Research Legacy Fund
One Financial Center
Boston, MA 02111

                                   [indicia]
                                   Bulk Rate
                                  U.S. Postage
                                      PAID
                                   Permit #6
                                  Hartford, CT


Questions? Comments?

Call us at 1-800-562-0032, or
Write us at:
     State Street Research
     Service Center
     P.O. Box 8408
     Boston, MA 02266-8408
E-mail us at:
     info@ssrfunds.com
Internet site:
     www.ssrfunds.com



[logo]STATE STREET RESEARCH

This report is prepared for the general information of current shareholders.

When used in the general solicitation of investors, this report must be accompanied or preceded by a current State Street Research Legacy Fund prospectus. When used after June 30, 1998, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.



CONTROL NUMBER: 4995-980616(0799)SSR-LD                            LF-111F-0698

[cover]
STATE STREET RESEARCH

     STRATEGIC INCOME FUND

ANNUAL REPORT

April 30, 1998


     WHAT'S INSIDE

From the Chairman

Another year of solid growth


Portfolio Manager's Review

Bonds deliver in an ideal environment


Fund Information

Facts and figures


Plus, Complete Portfolio Holdings
and Financial Statements



                                     [logo]
                                     DALBAR
                              HONORS COMMITMENT TO:
                                    INVESTORS
                                      1997



                                 For Excellence
                                       in
                              Shareholder Service


                                                     STATE STREET RESEARCH FUNDS

FROM THE CHAIRMAN


[photo of Roger F. Verni]



Dear Shareholder:

Americans have enjoyed another year of solid economic growth, low inflation and strong investment returns. Unemployment has hit a record 28-year low, consumer confidence continues at near-record highs, and interest rates remain low. Together these favorable factors have stimulated a boom in the housing market and stronger-than-expected retail sales.

Stocks

The stock market delivered a third consecutive calendar year of double-digit gains despite periods of volatility. In October 1997, the Dow Jones Industrial Average recorded its largest one-day drop because of Southeast Asian economic turmoil. The technology-heavy Nasdaq, Dow Jones Industrial Average and the S&P 500 all set record highs.(1) Investors continued to be attracted to the quality of large, blue-chip companies. However, smaller stocks picked up ground later in the first quarter of 1998.

In international markets, Southeast Asian stocks rallied early in the new year, then stumbled again late in the period. In Europe, many major markets outperformed the U.S., bolstered by lower interest rates, low inflation, and corporate restructurings. Japan had a modest gain during the first quarter of 1998, but hardly enough to offset three previous weak periods.

Bonds

After a fourth quarter rally, bond markets steadied early in 1998. Treasuries were buoyed by the same energy cost cuts that briefly boosted the stock market. High-yield bonds were the star performers as investors sought more robust returns. Mortgage bonds have held steady, and global bond markets continue to benefit from Asia's economic difficulties.

What's Ahead

The combination of solid real economic growth and no significant inflation is likely to keep short-term interest rates unchanged for the period ahead. Although it would be imprudent to expect the stock market to continue to generate double-digit gains, a more modest, positive trend seems likely. With inflation and government spending under control, bond markets are well positioned to reap any gains that could accrue from any future interest rate cut. In fact, the possibility that the U.S. could have its first federal budget surplus could provide the downward pressure on rates that would be necessary to lift the bond market.

As always, it makes sense for investors to put the market's short-term performance in perspective. Maintain a diversified portfolio, and let your long-term goals lead your investment decisions. Talk to your financial professional if you have any questions or concerns about the markets. Thank you for investing with State Street Research.

Sincerely,
/s/ Ralph F. Verni
Ralph F. Verni
Chairman
April 30, 1998


(1)The Standard & Poor's 500 Composite Index (S&P 500) is a market-value weighted index composed of 500 widely held common stocks. The Lehman Brothers Aggregate Bond Index is a market-value weighted index of fixed-rate debt issues, including U.S. Treasury, agency, and corporate bond issues, and mortgage-backed securities. The indices are unmanaged and do not take transaction charges into consideration. Direct investment in the indices is not possible; results are for illustrative purposes only.

(2)12.74% for Class B shares; 12.74% for Class C shares; 13.99% for Class S shares.

(3)All returns represent past performance, which is no guarantee of future results. The investment return and principal value of an investment made in the Fund will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvestment of capital gain distributions and income dividends. "S" shares, offered without a sales charge, are available through certain employee benefit plans and special programs.

(4)Performance reflects maximum 4.5% "A" share front-end sales charge or 5% "B" share or 1% "C" share contingent deferred sales charges, where applicable.

(5)Before November 1, 1997, Class C shares were designated Class D and Class S shares were designated Class C.


Please note that the discussion throughout this shareholder report is dated as indicated and, because of possible changes in viewpoint, data and transactions, should not be relied upon as being current thereafter.


--------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended April 30, 1998, except where noted.)
--------------------------------------------------------------------------------

Average Annual Total Return
for period ended 3/31/98
(at maximum applicable sales charge)(3,4,5)

------------------------------------------
            Life of Fund
          (since 8/30/96)       1 Year
------------------------------------------
Class A         8.79%            9.68%
------------------------------------------
Class B         8.62%            8.88%
------------------------------------------
Class C        11.00%           12.88%
------------------------------------------
Class S        12.26%           15.14%
------------------------------------------


Average Annual Total Return
(does not reflect sales charge)(3,5)

------------------------------------------
               Life of Fund
             (since 8/30/96)    1 Year
------------------------------------------
Class A          11.58%         13.70%
------------------------------------------
Class B          10.61%         12.74%
------------------------------------------
Class C          10.61%         12.74%
------------------------------------------
Class S          11.86%         13.99%
------------------------------------------


SEC Yield(5)

-----------------
Class A     5.94%
-----------------
Class B     5.48%
-----------------
Class C     5.48%
-----------------
Class S     6.48%
-----------------

SEC yield is based on the net investment income produced for the 30 days ended April 30, 1998.

A high yield could be indicative of high risk bond holdings that have decreased in price because of financial problems of the issuers of the bonds.

PORTFOLIO MANAGER'S REVIEW
Strategic Income Fund: Bonds Deliver in an Ideal Environment

[photo of John Kallis]
   John H. Kallis
 Portfolio Manager


Jack Kallis, portfolio manager of State Street Research Strategic Income Fund, comments on the year ended April 30, 1998 and his outlook for the period ahead.


Q: How did the Fund perform last year?

A: It was a strong year for Strategic Income Fund. Class A shares returned 13.70% for the year ended April 30, 1998 [does not reflect sales charge].2 That was higher than the average multi-sector income fund return of 11.39%, as reported by Lipper Analytical Services. The Fund also outperformed the Lehman Brothers Aggregate Bond Index, which returned 10.91% over the same period.1


Q: What factors accounted for the Fund's strong performance?

A: The Fund benefited from a 1% decline in long-term interest rates in the U.S. and more dramatic interest rate declines overseas. We had positioned the Fund to anticipate declining interest rates, and that helped performance. Finally, the Fund's largest concentration was in high-yield corporate bonds at the end of the period. And because that was the best-performing sector for the year, it made a significant contribution to performance.


Q: How did the Asian currency crisis affect the Fund?

A: The Asian currency crisis had no direct effect on the Fund. We had no positions in emerging markets in that part of the world.


Q: What is your outlook for bonds for the period ahead?

A: While most financial experts expect interest rates to rise over the next year, we expect interest rates to drop. Here's our reasoning: The U.S. economy is strong, but much of its strength is in capital goods, especially computers; and between price reductions and lower export trade with Asia, the computer industry has significant obstacles in the period ahead. Unemployment is low, but there has been little wage pressure because of productivity gains. The strength of the U.S. dollar has also kept inflation at bay. Taken together, we believe these factors add up to a slowing economy. Therefore, although the Federal Reserve Board has talked about raising rates because it is worried about an overheated stock market, we believe the decision it is more likely to face in the short term is whether, and when, to lower rates to stimulate economic growth.


Q: How have you positioned the Fund to take advantage of this environment?

A: We have lengthened the duration of the portfolio from 4.6 to 4.9 years. Duration is a measure of the Fund's sensitivity to changing interest rates. If we are right, and interest rates fall, the longer duration will boost the value of bonds in the portfolio. Of course, if we are wrong, and interest rates rise, the longer duration can reduce the value of the Fund's holdings. We also continue to favor U.S. high-yield bonds. A relatively healthy U.S. economy is favorable for this sector. Finally, we have restricted our non-dollar bond exposure to three markets: the United Kingdom, Australia and New Zealand.


Q: What's attractive about these three markets?

A: We picked the U.K. because they have raised rates to cool off their economy, and we expect them to lower rates again if they are successful in slowing the economy. Australia and New Zealand have suffered from the regional effects of the Asian crisis. We expect their interest rates to come down as they work to get economic growth back on track.

April 30, 1998

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Asset Allocation
(by percentage of net assets)


[pie chart]

High-Yield Corporate 49%
Finance/Mortgage 9%
Equities 3%
International 11%
U.S. Government 28%


Performance by Sector
(12 months ended 4/30/98)


[bar chart]

                  % Return
High-Grade          11.4
High-Yield          20.1
International       12.5

STATE STREET RESEARCH STRATEGIC INCOME FUND
--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
April 30, 1998




-----------------------------------------------------------------------------------------
                                    Principal            Maturity              Value
                                      Amount               Date               (Note 1)
-----------------------------------------------------------------------------------------
FIXED INCOME SECURITIES 96.8%
U.S. Treasury 18.9%
U.S. Treasury Bond, 11.625% ..... $1,125,000            11/15/2004          $1,481,130
U.S. Treasury Bond, 12.00% ......  1,175,000             8/15/2013           1,721,927
U.S. Treasury Bond, 9.875% ......    175,000            11/15/2015             248,145
U.S. Treasury Bond, 8.75% .......    625,000             5/15/2017             816,700
U.S. Treasury Bond, 8.50% .......    600,000             2/15/2020             777,096
U.S. Treasury Bond, 8.125% ......  4,375,000             8/15/2021           5,498,150
U.S. Treasury Bond, 6.875% ......  1,550,000             8/15/2025           1,722,686
U.S. Treasury Bond, 6.625% ......    425,000             2/15/2027             459,995
U.S. Treasury Note, 6.875% ......    800,000             8/31/1999             813,128
U.S. Treasury Note, 5.625% ......  1,800,000            10/31/1999           1,800,558
U.S. Treasury Note, 7.875% ......  1,375,000            11/15/2004           1,533,345
U.S. Treasury TIPS, 3.625% ......    150,311             1/15/2008             148,666
U.S. Treasury STRIPS, 0.00% .....  1,400,000            11/15/2001           1,148,686
U.S. Treasury STRIPS, 0.00% .....  2,400,000             5/15/2007           1,423,295
                                                                            ----------
                                                                            19,593,507
                                                                            ----------
U.S. Agency Mortgage 8.8%
Federal Home Loan Mortgage
  Corp., 6.50% ..................    375,000            10/15/2019             376,755
Federal Home Loan Mortgage
  Corp. TBA, 7.00% ..............  1,025,000             5/18/2013           1,044,219
Federal Home Loan Mortgage
  Corp. TBA, 6.00% ..............  1,000,000             5/18/2013             986,875
Federal National Mortgage
  Association, 8.50% ............  1,000,000             2/01/2005           1,041,560
Federal National Mortgage
  Association, 9.00% ............    759,688             5/01/2009             805,261
Federal National Mortgage
  Association, 8.00% ............    394,928             5/01/2016             413,194
Federal National Mortgage
  Association TBA, 7.00% ........    575,000             5/13/2028             581,289
Federal National Mortgage
  Association TBA, 6.50% ........  1,175,000             5/13/2028           1,162,895
Government National Mortgage
  Association, 8.00% ............  1,659,328            11/15/2017           1,747,471
Government National Mortgage
  Association, 6.50% ............    485,395             1/15/2024             480,993
Government National Mortgage
  Association, 7.50% ............    527,719             9/15/2025             542,226
                                                                            ----------
                                                                             9,182,738
                                                                            ----------
Foreign Government 11.0%
                                  Australian Dollar
Commonwealth of Australia,
  8.75% .........................  2,975,000             8/15/2008           2,364,043
                                  New Zealand Dollar
Government of New Zealand,
  10.00% ........................  3,150,000             3/15/2002           1,898,805
                                  New Zealand Dollar
Government of New Zealand,
  8.00% .........................  3,200,000            11/15/2006          $1,897,321
                                  Pound Sterling
United Kingdom Treasury,
  8.50% .........................  2,695,000            12/07/2005           5,213,698
                                                                            ----------
                                                                            11,373,867
                                                                            ----------
Finance/Mortgage 8.9%
American Express Credit
  Account Master Trust Series
  97-1A, 6.40% .................. $  800,000             4/15/2005             811,744
AT&T Universal Card Master
  Trust 95-2A, 5.95% ............  1,000,000            10/17/2002           1,001,250
BankAmerica Institutional
  Capital Series B, 7.70%+ ......    350,000            12/31/2026             364,665
Capital One Bank Note, 6.28%         250,000             2/20/2001             249,653
CNA Financial Corp. Note,
  6.50% .........................    400,000             4/15/2005             398,276
Countrywide Funding Corp.
  Note, 6.58% ...................    575,000             9/21/2001             579,830
DLJ Mortgage Acceptance
  Corp. Series 97-CF2-A1A,
  6.55%+ ........................    145,782            11/15/2006             147,558
DMARC Corp. 98-1 A1, 6.22% ......    298,800             6/15/2031             302,162
DMARC Corp. 98-C1 A2,
  6.54% .........................    275,000             6/15/2031             281,188
ERAC USA Finance Co. Note,
  6.625%+ .......................    150,000             2/15/2005             149,700
Finova Capital Corp. Note,
  6.50% .........................    400,000             7/28/2002             400,928
First Union Lehman Brothers
  Commercial 97-C2 A2,
  6.60% .........................  1,000,000            11/18/2029           1,007,500
Florida Windstorm Sr. Sec.
  Note Series 1997, 6.85%+ ......    175,000             8/25/2007             179,456
Ford Credit Auto Owner Trust
  1996-A A3, 6.50% ..............    317,728            11/15/1999             318,522
Ford Credit Auto Owner Trust
  Series 1997B-A3, 6.05% ........    750,000             4/15/2001             753,281
GMAC Commercial Mortgage
  Security Inc. 98-C1 A1,
  6.41% .........................    200,000            11/15/2007             200,997
LB Commercial Conduit
  Mortgage Trust 98-C1 A1,
  6.33% .........................    172,823             2/18/2030             171,095
Morgan Stanley Capital Inc.
  98-A1, 6.34% ..................    174,113             1/15/2007             177,498

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




-----------------------------------------------------------------------------------------
                                          Principal       Maturity              Value
                                            Amount          Date               (Note 1)
-----------------------------------------------------------------------------------------
Finance/Mortgage (cont'd)
Prudential Home Mortgage
  Securities Co. Series 93-45
  A-2 PAC, 6.75% ...................      $  325,525     11/25/2007          $ 325,014
Prudential Home Mortgage
  Securities Co. Series 93-47
  A-11 PAC, 6.10% ..................         375,000     12/25/2023            365,272
Wells Fargo Capital Sec. Note,
  7.73%+ ...........................         500,000     12/01/2026            517,870
World Omni Inc. Note 98-1 A4,
  6.07% ............................         200,000      2/15/2002            199,875
Zurich Capital Trust Note,
  8.38%+ ...........................         350,000      6/01/2037            381,118
                                                                             ---------
                                                                             9,284,452
                                                                             ---------
Corporate 49.2%
Advanstar Commerce Inc. Sr.
  Note, 9.25%+ .....................         900,000      5/01/2008            901,125
Allbritton Communications Co.
  Series B Sr. Sub. Deb., 9.75%              725,000     11/30/2007            761,250
American Lawyer Media Inc.
  Sr. Sub. Note, 9.75%+ ............         500,000     12/15/2007            518,750
American Pacific Corp.
  Sr. Note, 9.25% ..................         550,000      3/01/2005            566,500
American Telecasting Inc. Sr.
  Note, 0.00% to 6/14/99,
  14.50% from 6/15/99 to
  maturity .........................         450,000      6/15/2004             93,375
Ameristar Casinos Inc. Sr. Sub.
  Note, 10.50% .....................         750,000      8/01/2004            796,875
Archibald Candy Corp. Sr. Sec.
  Note, 10.25% .....................         750,000      7/01/2004            806,250
Benedek Communications Corp.
  Sr. Sub. Note, 0.00% to
  5/14/2001, 13.25% from
  5/15/2001 to maturity ............       1,500,000      5/15/2006          1,185,000
Capstar Broadcasting Partners
  Sr. Note, 0.00% to
  1/31/2002, 12.75% from
  2/1/2002 to maturity .............       1,000,000      2/01/2009            745,000
Cargill Inc. Sr. Note, 6.875%+ .....         200,000      5/01/2028            210,220
Cellnet Data Systems Inc. Sr.
  Note Series B, 0.00% to
  9/30/2002, 14.00% from
  10/1/2002 to maturity ............         750,000     10/01/2007            420,000
CHC Helicopter Corp. Sr. Sub.
  Note, 11.50% .....................       1,000,000      7/15/2002          1,062,500
Clearnet Communications Inc.
  Sr. Note, 0.00% to
  12/14/2000, 14.75% from
  12/15/2000 to maturity ...........      $  900,000     12/15/2005          $ 749,250
Columbia/HCA Healthcare Corp.
  Deb., 7.50% ......................         175,000     12/15/2023            163,618
Columbia/HCA Healthcare Corp.
  Note, 8.12% ......................         325,000      8/04/2003            331,172
Columbia/HCA Healthcare Corp.
  Note, 7.69% ......................         175,000      6/15/2025            167,092
Dobson Communications Corp.
  Sr. Note, 11.75% .................         250,000      4/15/2007            272,500
Drypers Corp. Series B Sr.
  Note, 10.25% .....................         750,000      6/15/2007            772,500
Econophone Inc. Sr. Note,
  13.50% ...........................       1,000,000      7/15/2007          1,125,000
Econophone Inc. Sr. Note,
  0.00% to 2/14/2003,
  11.00% from 2/15/2003 to
  maturity+ ........................         500,000      2/15/2008            283,750
Elgar Holdings Inc. Sr. Note,
  9.875%+ ..........................         500,000      2/01/2008            505,000
Elgin National Industries Inc.
  Sr. Note, 11.00%+ ................         250,000     11/01/2007            265,000
Empire Gas Corp. Sr. Sec.
  Note, 7.00% to 7/14/99,
  12.875% from 7/15/99 to
  maturity .........................       1,000,000      7/15/2004            920,000
Envirosource Inc. Note, 9.75% ......       1,500,000      6/15/2003          1,530,000
Envirosource Inc. Sr. Note
  Series B, 9.75%+ .................         250,000      6/15/2003            251,563
Finlay Fine Jewelry Corp. Sr.
  Note, 8.375% .....................         500,000      5/01/2008            500,000
First Wave Marine Inc. Sr.
  Note, 11.00% .....................         250,000      2/01/2008            262,500
French Fragrances Inc. Series B
  Sr. Note, 10.375% ................         500,000      5/15/2007            527,500
Golden Ocean Group Ltd. Sr.
  Note, 10.00%+ ....................       1,000,000      8/31/2001            855,000
Henry Co. Sr. Note, 10.00%+ ........         350,000      4/15/2008            356,125
ICF International Inc. Sr. Sub.
  Note, 13.00% .....................         500,000     12/31/2003            532,500
ICG Services Inc. Sr. Note,
  0.00% to 2/14/2003,
  10.00% from 2/15/2003 to
  maturity+ ........................         750,000      2/15/2008            465,000

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC INCOME FUND
--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (cont'd)
--------------------------------------------------------------------------------




-------------------------------------------------------------------------------------------
                                            Principal       Maturity              Value
                                              Amount          Date               (Note 1)
-------------------------------------------------------------------------------------------
Corporate (cont'd)
ICG Services Inc. Sr. Note,
  0.00% to 4/30/2003, 9.875%
  from 5/1/2003 to maturity+ .........      $  500,000      5/01/2008          $  300,000
International Knife & Saw Inc.
  Sr. Sub. Note, 11.375% .............         500,000     11/15/2006             546,250
International Shipholding Corp.
  Sr. Note, 9.00%+ ...................         250,000      7/01/2003             256,563
International Shipholding Corp.
  Sr. Note Series B, 7.75% ...........         750,000     10/15/2007             734,062
Intertek Finance PLC Series B
  Sr. Sub. Note, 10.25% ..............       1,250,000     11/01/2006           1,325,000
Ionica PLC Sr. Note, 13.50% ..........         750,000      8/15/2006             656,250
J. Crew Group Inc. Sr. Note,
  0.00% to 10/14/2002,
  13.125% from 10/15/2002 to
  maturity ...........................         250,000     10/15/2008             130,000
J. Crew Operating Corp. Sr.
  Sub. Note, 10.375% .................         500,000     10/15/2007             475,000
J.B. Poindexter Inc. Sr. Note,
  12.50% .............................         750,000      5/15/2004             774,375
Johnstown America Industries
  Inc. Sr. Sub. Note, 11.75% .........         750,000      8/15/2005             836,250
Johnstown America Industries
  Inc. Sr. Sub. Note Series C,
  11.75% .............................         250,000      8/15/2005             278,750
K-III Communications Corp. Sr.
  Note, 8.50% ........................         750,000      2/01/2006             761,250
Kaiser Aluminum & Chemical
  Corp. Sub. Note, 12.75% ............         500,000      2/01/2003             531,250
Krystal Co. Sr. Note, 10.25% .........         500,000     10/01/2007             515,000
L 3 Communications Corp. Sr.
  Sub. Note, 10.375% .................         250,000      5/01/2007             275,625
Microcell Telecommunications
  Inc. Sr. Note Series B, 0.00%
  to 10/14/2002, 11.125% from
  10/15/2002 to maturity .............       1,250,000     10/15/2007             568,202
National Energy Group Inc. Sr.
  Note Series D, 10.75% ..............         250,000     11/01/2006             237,500
NBTY Inc. Sr. Sub. Note Series
  B, 8.625% ..........................         625,000      9/15/2007             635,937
Newpark Resources Inc. Sr.
  Sub. Note Series B,
  8.625%+ ............................         250,000     12/15/2007             252,500
Nextel Communications Inc. Sr.
  Note, 0.00% to 2/14/2003,
  9.95% from 2/15/2003 to
  maturity+ ..........................         500,000      2/15/2008             318,750
North Atlantic Trading Inc. Sr.
  Note, 11.00% .......................      $1,000,000      6/15/2004          $1,015,000
Orion Network Systems Inc. Sr.
  Note, 11.25% .......................       1,000,000      1/15/2007           1,140,000
Owens-Illinois Inc. Sr. Note,
  8.10% ..............................         500,000      5/15/2007             530,175
Packaging Resources Inc. Sr.
  Sec. Note, 11.625% .................         750,000      5/01/2003             735,000
Pagemart Nationwide Inc. Sr.
  Note, 0.00% to 1/31/2000,
  15.00% from 2/1/2000 to
  maturity ...........................       1,325,000      2/01/2005           1,185,875
Pagemart Wireless Inc. Sr. Sub.
  Note, 0.00% to 1/31/2003,
  11.25% from 2/1/2003 to
  maturity+ ..........................         500,000      2/01/2008             312,500
Phase Metrics Inc. Sr. Note,
  10.75%+ ............................         500,000      2/01/2005             490,000
Primus Telecommunications
  Group Sr. Note, 11.75% .............         500,000      8/01/2004             568,750
Quest Diagnostics Inc. Sr. Sub.
  Note, 10.75% .......................       1,000,000     12/15/2006           1,117,500
RSL Communications Ltd. Sr.
  Note, 12.25% .......................         700,000     11/15/2006             798,000
Service Corp. International
  Note, 6.30% ........................         350,000      3/15/2020             349,244
SFX Entertainment Inc. Sr. Sub.
  Note, 9.125%+ ......................         200,000      2/01/2008             195,000
Spanish Broadcasting Systems
  Inc. Sr. Note, 7.50% ...............       1,000,000      6/15/2002           1,150,000
Stena AB Sr. Note, 8.75% .............         500,000      6/15/2007             512,500
Sun Media Corp. Sr. Sub. Note,
  9.50% ..............................         650,000      2/15/2007             695,500
Tekni Plex Inc. Series B Sr.
  Sub. Note, 11.25% ..................         500,000      4/01/2007             556,250
Tokheim Corp. Series B Sr. Sub.
  Note, 11.50% .......................         750,000      8/01/2006             836,250
Tom's Foods Inc. Sr. Sec. Note,
  10.50% .............................         500,000     11/01/2004             507,500
Tracor Inc. Sr. Sub. Deb., 8.50% .....         250,000      3/01/2007             270,000
Transamerican Energy Corp. Sr.
  Sec. Note Series B, 11.50%                 1,250,000      6/15/2002           1,240,625
Transamerican Energy Corp. Sr.
  Sec. Note Series B, 11.50%                 1,000,000      6/15/2002             850,000
Transwestern Publishing Co. LP
  Sr. Sub. Note, 9.625%+ .............         250,000     11/15/2007             261,875

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


---------------------------------------------------------------------------
                                     Principal    Maturity         Value
                                      Amount        Date         (Note 1)
---------------------------------------------------------------------------
Corporate (cont'd)
Trump Atlantic City Associates
  First Mortgage Note, 11.25%       $ 500,000     5/01/2006     $   501,250
U.S.A. Mobile Communications
  Inc. Sr. Note, 14.00% ........... 1,250,000    11/01/2004       1,375,000
Unilab Corp. Sr. Note, 11.00% .....   500,000     4/01/2006         527,500
Usinor Sacilor SA Note, 7.25%         650,000     8/01/2006         664,768
Viacom Inc. Sr. Note, 7.75% .......   750,000     6/01/2005         790,642
Viatel Inc. Sr. Note Series A,
  0.00% to 4/14/2003,
  12.50% from 4/15/2003 to
  maturity+ .......................   500,000     4/15/2008         305,000
Viatel Inc. Sr. Note Series A,
  11.25% .......................... 1,000,000     4/15/2008       1,060,000
Wainoco Oil Corp. Sr. Note,
  9.125%+ .........................   500,000     2/15/2006         492,500
Wireless One Inc. Sr. Note,
  13.00% .......................... 1,000,000    10/15/2003         237,500
Wireless One Inc. Sr. Note,
  0.00% to 7/31/2001, 13.50%
  from 8/1/2001 to maturity .......   750,000     8/01/2006          90,000
Woodside Finance Ltd. Note,
  6.60%+ ..........................   300,000     4/15/2008         295,050
                                                                -----------
                                                                 50,967,183
                                                                -----------
Total Fixed Income Securities (Cost $100,318,548)..........     100,401,747
                                                                -----------


----------------------------------------------------------------------------
                                                    Shares
----------------------------------------------------------------------------
COMMON STOCKS & OTHER 2.9%
Ameriking Inc. Com.+* .......................          300           15,000
Ameriking Inc. Sr. Exch. Pfd.- ..............       14,069          379,859
Econophone Inc. Wts.+* ......................          750           30,000
Golden Ocean Group Ltd. Wts.+* ..............          250            2,375
Hollinger International, Inc. Cv. Pfd. ......      158,600        2,131,187
Ionica PLC Wts.+* ...........................        1,000          100,000
North Atlantic Trading Inc. Sr. Pfd.- .......       10,897          283,322
Orion Network Systems Inc. Wts.+* ...........        1,000           13,500
Primus Telecommunications Group Wts.+* ......          500            1,350
RSL Communications Ltd. Wts.+* ..............          500           49,500
Wireless One Inc. Wts.* .....................          750                8
                                                                 ----------
Total Common Stocks & Other (Cost $2,537,380) ............        3,006,101
                                                                 -----------
SHORT-TERM INVESTMENTS 15.4%
Navigator Securities Lending Prime Portfolio    15,943,830       15,943,830
                                                                 ----------
Total Short-Term Investments (Cost $15,943,830)...........       15,943,830
                                                                 -----------



-------------------------------------------------------------------------------------------------
                                                       Principal     Maturity         Value
                                                         Amount        Date         (Note 1)
-------------------------------------------------------------------------------------------------
COMMERCIAL PAPER 3.1%
American Express Credit
  Corp., 5.51% ...................................... $1,619,000    5/01/1998    $  1,619,000
American Express Credit
  Corp., 5.53% ......................................  1,169,000    5/04/1998       1,169,000
General Electric Capital Corp.,
  5.51% .............................................    421,000    5/13/1998         421,000
                                                                                 -------------
Total Commercial Paper (Cost $3,209,000) .....................................      3,209,000
                                                                                 -------------
Total Investments (Cost $122,008,758)--118.2% ................................    122,560,678
Cash and Other Assets, Less Liabilities--(18.2%) .............................    (18,861,995)
                                                                                 -------------
Net Assets--100.0% ...........................................................   $103,698,683
                                                                                 =============
Federal Income Tax Information:
At April 30, 1998, the net unrealized appreciation of
  investments based on cost for Federal income tax
  purposes of $122,016,651 was as follows:
Aggregate gross unrealized appreciation for all
  investments in which there is an excess of value
  over tax cost ..............................................................   $  3,180,749
Aggregate gross unrealized depreciation for all
  investments in which there is an excess of tax cost
  over value .................................................................     (2,636,722)
                                                                                 -------------
                                                                                 $    544,027
                                                                                 =============


The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC INCOME FUND
--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (cont'd)
--------------------------------------------------------------------------------

 *  Nonincome-producing securities
 + Security restricted in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such securities among certain qualified buyers. The total cost and market value of Rule 144A securities owned at April 30, 1998 were $11,391,102 and $11,669,863 (11.25% of net assets), respectively.
TBA Represents "TBA" (to be announced) purchase commitment to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized and may vary by no more than 1%.
[diamond] Payments of income may be made in cash or in the form of additional securities.



Forward currency exchange contracts outstanding at April 30, 1998 are as follows:

                                                                                       Unrealized
                                                                                      Appreciation    Delivery
                                                 Total Value      Contract Price     (Depreciation)     Date
----------------------------------------------------------------------------------------------------------------
Sell Australian dollars, Buy U.S. dollars ...  3,516,000  AUD        .67830  AUD       $  91,088      5/13/98
Sell Australian dollars, Buy U.S. dollars ...    350,000  AUD        .66880  AUD           5,626      6/10/98
Sell Australian dollars, Buy U.S. dollars ...  1,100,000  AUD        .65110  AUD          (2,471)     7/23/98
Buy Australian dollars, Sell U.S. dollars ...  1,081,000  AUD        .66197  AUD         (10,353)     5/13/98
Buy Australian dollars, Sell U.S. dollars ...    350,000  AUD        .66125  AUD          (2,983)     6/10/98
Sell Canadian dollars, Buy U.S. dollars .....    805,000  CAD        .70033  CAD            (159)     7/23/98
Sell British pounds, Buy U.S. dollars .......  3,045,000  GBP       1.67265  GBP          19,986      7/23/98
Sell New Zealand dollars, Buy U.S. dollars ..    110,000  NZD        .58265  NZD           3,059      5/13/98
Sell New Zealand dollars, Buy U.S. dollars ..  4,025,000  NZD        .55600  NZD          18,119      7/23/98
Sell New Zealand dollars, Buy U.S. dollars ..  2,710,000  NZD        .55570  NZD          11,386      7/23/98
                                                                                       ---------
                                                                                       $ 133,298
                                                                                       =========


The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC INCOME FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
April 30, 1998

Assets
Investments, at value (Cost $122,008,758) (Note 1) ................  $122,560,678
Cash ..............................................................           340
Interest and dividends receivable .................................     2,083,615
Receivable for securities sold ....................................     2,036,687
Receivable for fund shares sold ...................................       296,436
Receivable for open forward contracts .............................       149,264
Receivable from Distributor (Note 3) ..............................        21,031
Deferred organization costs and other assets (Note 1) .............        60,098
                                                                      ------------
                                                                      127,208,149
Liabilities
Payable for collateral received on securities loaned ..............    15,943,830
Payable for securities purchased ..................................     6,411,174
Payable for fund shares redeemed ..................................       550,858
Dividends payable .................................................       353,559
Accrued management fee (Note 2) ...................................        63,475
Accrued distribution and service fees (Note 5) ....................        49,835
Accrued transfer agent and shareholder services
  (Note 2) ........................................................        31,285
Payable for open forward contracts ................................        15,966
Accrued trustees' fees (Note 2) ...................................         8,481
Other accrued expenses ............................................        81,003
                                                                      ------------
                                                                       23,509,466
                                                                      ------------
Net Assets                                                           $103,698,683
                                                                      ============
Net Assets consist of:
 Undistributed net investment income ..............................  $    724,718
 Unrealized appreciation of investments ...........................       551,920
 Unrealized appreciation of forward contracts and
   foreign currency ...............................................       130,912
 Accumulated net realized gain ....................................     1,243,762
 Paid-in capital ..................................................   101,047,371
                                                                      ------------
                                                                     $103,698,683
                                                                      ============
Net Asset Value and redemption price per share of
  Class A shares ($41,348,122 [divided by] 5,643,672 shares) ......         $7.33
                                                                            ======
Maximum Offering Price per share of Class A shares
  ($7.33 [divided by] .955) .......................................         $7.68
                                                                            ======
Net Asset Value and offering price per share of
  Class B shares ($37,432,377 [divided by] 5,120,654 shares)* .....         $7.31
                                                                            ======
Net Asset Value and offering price per share of
  Class C shares ($13,242,764 [divided by] 1,811,375 shares)* .....         $7.31
                                                                            ======
Net Asset Value, offering price and redemption price
  per share of Class S shares
  ($11,675,420 [divided by] 1,593,399 shares) .....................         $7.33
                                                                            ======

--------------------------------------------------------------------------------
* Redemption price per share for Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.


--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the year ended April 30, 1998

Investment Income
Interest (Note 1) ........................................    $ 7,940,496
Dividends ................................................        257,333
                                                              -----------
                                                                8,197,829
Expenses
Management fee (Note 2) ..................................        693,828
Custodian fee ............................................        158,393
Service fee--Class A (Note 5) ............................        103,060
Distribution and service fees--Class B (Note 5) ..........        284,733
Distribution and service fees--Class C (Note 5) ..........        113,502
Transfer agent and shareholder services (Note 2) .........         97,004
Reports to shareholders ..................................         51,295
Registration fees ........................................         41,037
Audit fee ................................................         21,691
Trustees' fees (Note 2) ..................................         16,552
Amortization of organization costs (Note 1) ..............         16,246
Legal fees ...............................................         14,119
Miscellaneous ............................................         10,697
                                                              -----------
                                                                1,622,157
Expenses borne by the Distributor (Note 3) ...............       (103,440)
                                                              -----------
                                                                1,518,717
                                                              -----------
Net investment income ....................................      6,679,112
                                                              -----------
Realized and Unrealized Gain on Investments,
  Foreign Currency and Forward Contracts
Net realized gain on investments (Notes 1 and 4) .........      2,034,196
Net realized gain on forward contracts and foreign
  currency (Note 1) ......................................      1,133,581
                                                              -----------
  Total net realized gain ................................      3,167,777
                                                              -----------
Net unrealized appreciation of investments ...............      1,192,559
Net unrealized appreciation of forward contracts and
  foreign currency .......................................         96,501
                                                              -----------
  Total net unrealized appreciation ......................      1,289,060
                                                              -----------
Net gain on investments, foreign currency and
  forward contracts ......................................      4,456,837
                                                              -----------
Net increase in net assets resulting from operations .....    $11,135,949
                                                              ===========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC INCOME FUND
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                         August 30, 1996
                                         (Commencement of
                                          Operations) to        Year ended
                                          April 30, 1997      April 30, 1998
----------------------------------------------------------------------------
Increase (Decrease) in Net Assets
Operations:
Net investment income ................   $ 2,657,867          $  6,679,112
Net realized gain on
  investments, foreign
  currency and forward
  contracts ..........................       277,915             3,167,777
Net unrealized appreciation
  (depreciation) of
  investments, foreign
  currency and forward
  contracts ..........................      (606,228)            1,289,060
                                         -----------          ------------
Net increase resulting from
  operations .........................     2,329,554            11,135,949
                                         -----------          ------------
Dividends from net
  investment income:
 Class A .............................    (1,394,457)           (3,130,569)
 Class B .............................      (441,102)           (1,958,332)
 Class C .............................      (234,066)             (778,492)
 Class S .............................      (442,284)             (898,928)
                                         -----------          ------------
                                          (2,511,909)           (6,766,321)
                                         -----------          ------------
Distributions from net realized
  gains:
 Class A .............................       (69,832)             (648,291)
 Class B .............................       (23,447)             (436,211)
 Class C .............................       (12,082)             (179,325)
 Class S .............................       (21,004)             (176,107)
                                         -----------          ------------
                                            (126,365)           (1,439,934)
                                         -----------          ------------
Net increase from fund share
  transactions (Note 6) ..............    75,595,297            25,482,412
                                         -----------          ------------
Total increase in net assets .........    75,286,577            28,412,106
Net Assets
Beginning of year ....................            --            75,286,577
                                         -----------          ------------
End of year (including
  undistributed net
  investment income of
  $150,952 and $724,718,
  respectively) ......................   $75,286,577          $103,698,683
                                         ===========          ============


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
April 30, 1998


Note 1

State Street Research Strategic Income Fund (the "Fund"), is a series of State Street Research Securities Trust (the "Trust"), which was organized as a Massachusetts business trust in January, 1994 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations in August, 1996. The Trust consists presently of four separate funds: State Street Research Strategic Income Fund, State Street Research Intermediate Bond Fund, State Street Research Legacy Fund and State Street Research Galileo Fund.

The investment objective of the Fund is to provide high current income consistent with overall total return. In seeking to achieve its investment objective, the Fund invests primarily in U.S. Government securities; high yield, high risk debt securities (commonly known as "junk bonds"), as well as investment grade debt, of U.S. issuers; and international debt securities of governmental and private issuers.

The Fund offers four classes of shares. Before November 1, 1997, Class C shares were designated Class D and Class S shares were designated Class C. Class A shares are subject to an initial sales charge of up to 4.50% and an annual service fee of 0.25% of average daily net assets. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase and pay annual distribution and service fees of 1.00%. Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years after the issuance of the Class B shares. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual distribution and service fees of 1.00%. Class S shares are only offered to certain employee retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"). No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any distribution or service fees. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.


A. Investment Valuation

Securities are valued by a pricing service, which utilizes market transactions, quotations from dealers, and various relationships among securities in determining value. Short-term securities maturing within sixty days are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.


The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

B. Security Transactions

Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered. Gains and losses that arise from changes in exchange rates are not segregated from gains and losses that arise from changes in market prices of investments.

C. Net Investment Income

Net investment income is determined daily and consists of interest and dividends accrued and discount earned, less the estimated daily expenses of the Fund. Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. Discount on debt obligations is amortized under the effective yield method. The Fund is charged for expenses directly attributable to it, while indirect expenses are allocated among all funds in the Trust.

D. Dividends

Dividends from net investment income are declared daily and paid or reinvested monthly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. For the year ended April 30, 1998, the Fund has designated its distributions from net realized gains as $109,468 from 28% rate gains.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. The difference is primarily due to differing treatments for foreign currency transactions.

E. Federal Income Taxes

No provision for Federal income taxes is necessary because the Fund intends to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

F. Deferred Organization Costs

Certain costs incurred in the organization and registration of the Fund were capitalized and are being amortized under the straight-line method over a period of five years.

G. Forward Contracts and Foreign Currencies

The Fund enters into forward foreign currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain purchase and sale commitments denominated in foreign currencies. A forward foreign currency exchange contract is an obligation by the Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the origination date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. The aggregate principal amount of forward currency exchange contracts is recorded in the Fund's accounts. All commitments are marked-to-market at the applicable transaction rates resulting in unrealized gains or losses. The Fund records realized gains or losses at the time the forward contracts are extinguished by entry into a closing contract or by delivery of the currency. Neither spot transactions nor forward currency exchange contracts eliminate fluctuations in the prices of the Fund's portfolio securities or in foreign exchange rates, or prevent loss if the price of these securities should decline.

H. Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

I. Securities Lending

The Fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss. At April 30, 1998, the value of the securities loaned and the value of collateral were $15,273,499 and $15,943,830, respectively. During the year ended April 30, 1998, income from securities lending amount to $8,928 and is included in interest income.


Note 2

The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.75% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the year ended April 30, 1998, the fees pursuant to such agreement amounted to $693,828.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. During the year ended April 30, 1998, the amount of such expenses was $24,312.

The fees of the Trustees not currently affiliated with the Adviser amounted to $16,552 during the year ended April 30, 1998.


Note 3

The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the Fund. During the year ended April 30, 1998, the amount of such expenses assumed by the Distributor and its affiliates was $103,440.

STATE STREET RESEARCH STRATEGIC INCOME FUND
--------------------------------------------------------------------------------
NOTES (cont'd)
--------------------------------------------------------------------------------

Note 4

For the year ended April 30, 1998, purchases and sales of securities, exclusive of short-term obligations, aggregated $188,597,010 and $161,883,244 (including $74,671,940 and $79,882,521 of U.S. Government securities), respectively.


Note 5

The Trust has adopted a Plan of Distribution Pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940. Under the Plan, the Fund will pay annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B and Class C shares. In addition, the Fund will pay annual distribution fees of 0.75% of average daily net assets for Class B and Class C shares. The Distributor uses such payments for personal service and/or the maintenance or servicing of shareholder accounts, to compensate or reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the year ended April 30, 1998, fees pursuant to such plan amounted to $103,060, $284,733 and $113,502 for Class A, Class B and Class C shares, respectively.

The Fund has been informed that the Distributor and MetLife Securities, Inc., a wholly-owned subsidiary of Metropolitan, earned initial sales charges aggregating $43,099 and $206,531, respectively, on sales of Class A shares of the Fund during the year ended April 30, 1998, and that MetLife Securities, Inc. earned commissons aggregating $380,665 on sales of Class B shares, and that the Distributor collected contingent deferred sales charges aggregating $45,086 and $2,321 on redemptions of Class B and Class C shares, respectively, during the same period.

Note 6

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share. At
April 30, 1998, Metropolitan owned 2,815,111 Class A shares and 1,308,518 Class S shares of the Fund.

Share transactions were as follows:


                                                            August 30, 1996
                                                            (Commencement of
                                                             Operations) to                         Year ended
                                                             April 30, 1997                       April 30, 1998
                                                     ------------------------------       --------------------------------
Class A                                                Shares             Amount            Shares             Amount
--------------------------------------------------------------------------------------------------------------------------
Shares sold ....................................      5,223,108        $ 36,828,959         1,831,188      $  13,384,860
Issued upon reinvestment of:
 Dividends from net investment income ..........         28,848             206,117           113,717            832,229
 Distributions from net realized gains .........          9,432              68,100            84,556            616,483
Shares repurchased .............................       (145,983)         (1,045,400)       (1,501,194)       (10,988,056)
                                                      ---------        ------------        ----------      -------------
Net increase ...................................      5,115,405        $ 36,057,776           528,267      $   3,845,516
                                                      =========        ============        ==========      =============

Class B                                                Shares             Amount            Shares             Amount
--------------------------------------------------------------------------------------------------------------------------
Shares sold ....................................      2,999,935        $ 21,442,086         3,029,126      $  22,080,859
Issued upon reinvestment of:
 Dividends from net investment income ..........         25,978             185,010           132,474            967,752
 Distributions from net realized gains .........          2,030              14,616            45,675            332,565
Shares repurchased .............................       (235,035)         (1,686,127)         (879,529)        (6,410,034)
                                                      ---------        ------------        ----------      -------------
Net increase ...................................      2,792,908        $ 19,955,585         2,327,746      $  16,971,142
                                                      =========        ============        ==========      =============

Class C (Formerly Class D)                             Shares             Amount            Shares             Amount
--------------------------------------------------------------------------------------------------------------------------
Shares sold ....................................      1,451,840        $ 10,376,070           837,933      $   6,117,105
Issued upon reinvestment of:
 Dividends from net investment income ..........          6,358              45,216            19,637            143,668
 Distributions from net realized gains .........          1,044               7,497            20,990            152,814
Shares repurchased .............................       (240,114)         (1,709,452)         (286,313)        (2,097,991)
                                                      ---------        ------------        ----------      -------------
Net increase ...................................      1,219,128        $  8,719,331           592,247      $   4,315,596
                                                      =========        ============        ==========      =============

Class S (Formerly Class C)                             Shares             Amount            Shares             Amount
--------------------------------------------------------------------------------------------------------------------------
Shares sold ....................................      1,545,061        $ 10,861,897            21,859      $     158,930
Issued upon reinvestment of:
 Dividends from net investment income ..........          2,993              21,210            20,699            151,403
 Distributions from net realized gains .........          2,899              20,952            24,029            175,173
Shares repurchased .............................         (5,790)            (41,454)          (18,351)          (135,348)
                                                      ---------        ------------        ----------      -------------
Net increase ...................................      1,545,163        $ 10,862,605            48,236      $     350,158
                                                      =========        ============        ==========      =============

STATE STREET RESEARCH STRATEGIC INCOME FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a share outstanding throughout each year:


                                                                            Class A
                                                            ---------------------------------------
                                                              August 30, 1996
                                                               (Commencement
                                                             of Operations) to       Year ended
                                                             April 30, 1997(1)   April 30, 1998(1)
                                                            ---------------------------------------
Net asset value, beginning of year ($)                               7.00                7.06
                                                                  -------             -------
 Net investment income ($)*                                          0.38                0.55
 Net realized and unrealized gain on investments,
  foreign currency and forward contracts ($)                         0.01                0.38
                                                                  -------             -------
Total from investment operations ($)                                 0.39                0.93
                                                                  -------             -------
 Dividends from net investment income ($)                           (0.31)              (0.55)
 Distributions from net realized gains ($)                          (0.02)              (0.11)
                                                                  -------             -------
Total distributions ($)                                             (0.33)              (0.66)
                                                                  -------             -------
Net asset value, end of year ($)                                     7.06                7.33
                                                                  =======             =======
Total return(2) (%)                                                  5.60(3)            13.70
Ratios/supplemental data:
Net assets at end of year ($ thousands)                            36,110              41,348
Ratio of operating expenses to average net assets (%)*               1.35(4)             1.35
Ratio of net investment income to average net assets (%)*            7.30(4)             7.51
Portfolio turnover rate (%)                                        110.37              179.82
* Reflects voluntary assumption of fees or
 expenses per share in each year (Note 3) ($)                        0.01                0.01



                                                                           Class B
                                                            --------------------------------------
                                                              August 30, 1996
                                                               (Commencement
                                                             of Operations) to      Year ended
                                                             April 30, 1997(1)   April 30, 1998(1)
                                                            --------------------------------------
Net asset value, beginning of year ($)                              7.00               7.05
                                                                  ------             ------
 Net investment income ($)*                                         0.31               0.49
 Net realized and unrealized gain on investments,
  foreign currency and forward contracts ($)                        0.04               0.38
                                                                  ------             ------
Total from investment operations ($)                                0.35               0.87
                                                                  ------             ------
 Dividends from net investment income ($)                          (0.28)             (0.50)
 Distributions from net realized gains ($)                         (0.02)             (0.11)
                                                                  ------             ------
Total distributions ($)                                            (0.30)             (0.61)
                                                                  ------             ------
Net asset value, end of year ($)                                    7.05               7.31
                                                                  ======             ======
Total return(2) (%)                                                 4.96(3)           12.74
Ratios/supplemental data:
Net assets at end of year ($ thousands)                           19,678             37,432
Ratio of operating expenses to average net assets (%)*              2.10(4)            2.10
Ratio of net investment income to average net assets (%)*           6.73(4)            6.77
Portfolio turnover rate (%)                                       110.37             179.82
* Reflects voluntary assumption of fees or
 expenses per share in each year (Note 3) ($)                       0.01               0.01


                                                                  Class C (Formerly Class D)
                                                            ---------------------------------------
                                                              August 30, 1996
                                                               (Commencement
                                                             of Operations) to       Year ended
                                                             April 30, 1997(1)   April 30, 1998(1)
                                                            ---------------------------------------
Net asset value, beginning of year ($)                              7.00               7.05
                                                                  ------             ------
 Net investment income ($)*                                         0.32               0.49
 Net realized and unrealized gain on investments,
  foreign currency and forward contracts ($)                        0.03               0.38
                                                                  ------             ------
Total from investment operations ($)                                0.35               0.87
                                                                  ------             ------
 Dividends from net investment income ($)                          (0.28)             (0.50)
 Distributions from net realized gains ($)                         (0.02)             (0.11)
                                                                  ------             ------
Total distributions ($)                                            (0.30)             (0.61)
                                                                  ------             ------
Net asset value, end of year ($)                                    7.05               7.31
                                                                  ======             ======
Total return(2) (%)                                                 4.96(3)           12.74
Ratios/supplemental data:
Net assets at end of year ($ thousands)                            8,590             13,243
Ratio of operating expenses to average net assets (%)*              2.10(4)            2.10
Ratio of net investment income to average net assets (%)*           6.67(4)            6.77
Portfolio turnover rate (%)                                       110.37             179.82
* Reflects voluntary assumption of fees or
 expenses per share in each year (Note 3) ($)                       0.01               0.01



                                                                  Class S (Formerly Class C)
                                                            --------------------------------------
                                                              August 30, 1996
                                                               (Commencement
                                                             of Operations) to      Year ended
                                                             April 30, 1997(1)   April 30, 1998(1)
                                                            --------------------------------------
Net asset value, beginning of year ($)                              7.00               7.06
                                                                  ------             ------
 Net investment income ($)*                                         0.39               0.57
 Net realized and unrealized gain on investments,
  foreign currency and forward contracts ($)                        0.02               0.38
                                                                  ------             ------
Total from investment operations ($)                                0.41               0.95
                                                                  ------             ------
 Dividends from net investment income ($)                          (0.33)             (0.57)
 Distributions from net realized gains ($)                         (0.02)             (0.11)
                                                                  ------             ------
Total distributions ($)                                            (0.35)             (0.68)
                                                                  ------             ------
Net asset value, end of year ($)                                    7.06               7.33
                                                                  ======             ======
Total return(2) (%)                                                 5.76(3)           13.99
Ratios/supplemental data:
Net assets at end of year ($ thousands)                           10,908             11,675
Ratio of operating expenses to average net assets (%)*              1.10(4)            1.10
Ratio of net investment income to average net assets (%)*           7.51(4)            7.74
Portfolio turnover rate (%)                                       110.37             179.82
* Reflects voluntary assumption of fees or
 expenses per share in each year (Note 3) ($)                       0.01               0.01

--------------------------------------------------------------------------------
(1) Per share figures have been calculated using the average shares method.
(2) Does not reflect any front-end or contingent deferred sales charge. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.
(3) Not annualized.
(4) Annualized.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Trustees of State Street Research
Securities Trust and Shareholders of
State Street Research Strategic Income Fund:

We have audited the accompanying statement of assets and liabilities of State Street Research Strategic Income Fund, including the schedule of portfolio investments, as of April 30, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for the year then ended and for the period August 30, 1996 (commencement of operations) to April 30, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of State Street Research Strategic Income Fund as of April 30, 1998, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year then ended and for the period August 30, 1996 (commencement of operations) to April 30, 1997, in conformity with generally accepted accounting principles.




                                                        Coopers & Lybrand L.L.P.
Boston, Massachusetts
June 5, 1998

STATE STREET RESEARCH STRATEGIC INCOME FUND
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
--------------------------------------------------------------------------------

State Street Research Strategic Income Fund was ranked in the top quartile of its Lipper category for the year ended April 30, 1998.* The total return for the Fund's Class A shares was 13.70% (does not reflect sales charge). The Fund outperformed the average of the 82 multi-sector income fund classes tracked by Lipper Analytical Services, which rose 11.39%.

During the period, the Fund benefited from declining U.S. interest rates and a healthy economy. The Fund's investment in long-term U.S. Treasuries helped performance, as did its exposure to high-yield bonds. Once again, high-yield bonds were the best-performing sector in the bond market.

Going forward, we anticipate a slowing U.S. economy. And, contrary to conventional opinion, we expect interest rates to fall, not rise in the period ahead. To that end, we have lengthened the Fund's duration from 4.6 to 4.9 years, slightly longer than its benchmark. The Fund continues to own high-yield bonds, which we believe have the potential to add more return. The Fund owns bonds in the United Kingdom, Australia and New Zealand, all markets where we expect interest rates to decline over the period ahead.

April 30, 1998


*Lipper Analytical Services, Inc. ranked the Fund's Class A, B, C and S shares 11, 21, 21 and 10, respectively, out of 82 fund classes for the 12 months ended April 30, 1998. Rankings do not reflect sales charges and are based on total return. All classes of the Fund have a common portfolio.

All returns represent past performance, which is no guarantee of future results. The investment return and principal value of an investment made in the Fund will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvestment of capital gain distributions and income dividends. Performance reflects maximum 4.5% "A" share front-end sales charge, or 5% "B" share or 1% "C" share contingent deferred sales charges, where applicable. "S" shares, offered without a sales charge, are available through certain employee benefit plans and special programs. The Lehman Brothers Aggregate Bond Index is a market-value weighted index of fixed-rate debt issues, including U.S. Treasury, agency, and corporate bond issues, and mortgage-backed securities. Direct investment in the index is not possible; results are for illustrative purposes only. Before November 1, 1997, Class C shares were designated Class D, and Class S shares were designated Class C.

                           Change In Value Of $10,000
               Based On The Lehman Brothers Aggregate Bond Index
                     Compared To Change In Value Of $10,000
                       Invested In Strategic Income Fund


[line charts]
                                             Lehman Brothers
                    Strategic Income Fund    Aggregate Bond Index
Class A Shares

Inception 8/30/96    9550                    10000
4/30/97             10085                    10577
4/30/98             11466                    11731


---------------------------
Average Annual Total Return
---------------------------
     1 Year    Life of Fund
---------------------------
     8.59%         8.55%
---------------------------



                                             Lehman Brothers
                    Strategic Income Fund    Aggregate Bond Index
Class B Shares

Inception 8/30/96   10000                    10000
4/30/97             10496                    10577
4/30/98             11832                    11731


---------------------------
Average Annual Total Return
---------------------------
     1 Year    Life of Fund
---------------------------
     7.74%         8.35%
---------------------------



                                             Lehman Brothers
                    Strategic Income Fund    Aggregate Bond Index
Class C Shares

Inception 8/30/96   10000                    10000
4/30/97             10496                    10577
4/30/98             11832                    11731


---------------------------
Average Annual Total Return
---------------------------
     1 Year    Life of Fund
---------------------------
    11.74%        10.61%
---------------------------



                                             Lehman Brothers
                    Strategic Income Fund    Aggregate Bond Index
Class S Shares

Inception 8/30/96   10000                    10000
4/30/97             10576                    10577
4/30/98             12056                    11731

---------------------------
Average Annual Total Return
---------------------------
     1 Year    Life of Fund
---------------------------
    13.99%        11.86%
---------------------------

STATE STREET RESEARCH STRATEGIC INCOME FUND
--------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH SECURITIES
TRUST
--------------------------------------------------------------------------------

Fund Information

State Street Research
Strategic Income Fund
One Financial Center
Boston, MA 02111


Investment Adviser
State Street Research &
Management Company
One Financial Center
Boston, MA 02111


Distributor
State Street Research
Investment Services, Inc.
One Financial Center
Boston, MA 02111


Shareholder Services
State Street Research
Service Center
P.O. Box 8408
Boston, MA 02266-8408
1-800-562-0032


Custodian
State Street Bank and
Trust Company
225 Franklin Street
Boston, MA 02110


Legal Counsel
Goodwin, Procter & Hoar LLP
Exchange Place
Boston, MA 02109


Independent Accountants
Coopers & Lybrand L.L.P.
One Post Office Square
Boston, MA 02109

Officers

Ralph F. Verni
Chairman of the Board,
President and
Chief Executive Officer


Peter C. Bennett
Vice President


Thomas J. Dillman
Vice President


Bartlett R. Geer
Vice President


John H. Kallis
Vice President


Kim M. Peters
Vice President


Thomas A. Shively
Vice President


James M. Weiss
Vice President


Elizabeth McCombs Westvold
Vice President


Kennard Woodworth, Jr.
Vice President


Gerard P. Maus
Treasurer


Joseph W. Canavan
Assistant Treasurer


Douglas A. Romich
Assistant Treasurer


Francis J. McNamara, III
Secretary and General Counsel


Darman A. Wing
Assistant Secretary and
Assistant General Counsel


Amy L. Simmons
Assistant Secretary

Trustees

Ralph F. Verni
Chairman of the Board,
President, Chief Executive
Officer and Director,
State Street Research &
Management Company


Steve A. Garban
Retired; formerly Senior Vice
President for Finance and
Operations and Treasurer, The
Pennsylvania State University


Malcolm T. Hopkins
Former Vice Chairman of the
Board and Chief Financial
Officer, St. Regis Corp.


Edward M. Lamont
Formerly in banking
(with an affiliate of
J.P. Morgan & Co.
in New York);
presently engaged in private
investments and civic affairs


Robert A. Lawrence
Formerly Partner, Saltonstall & Co.


Dean O. Morton
Retired; formerly Executive
Vice President, Chief
Operating Officer and Director,
Hewlett-Packard Company


Toby Rosenblatt
President,
The Glen Ellen Company
Vice President,
Founders Investments Ltd.


Michael S. Scott Morton
Jay W. Forrester Professor of
Management, Sloan School
of Management, Massachusetts
Institute of Technology

[back cover]


State Street Research Strategic Income Fund
One Financial Center
Boston, MA 02111

                                   [indicia]
                                   Bulk Rate
                                  U.S. Postage
                                      PAID
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                                  Hartford, CT


Questions? Comments?

Call us at 1-800-562-0032, or
Write us at:
     State Street Research
     Service Center
     P.O. Box 8408
     Boston, MA 02266-8408
E-mail us at:
     info@ssrfunds.com
Internet site:
     www.ssrfunds.com



[logo]STATE STREET RESEARCH

This report is prepared for the general information of current shareholders.

When used in the general solicitation of investors, this report must be accompanied or preceded by a current State Street Research Strategic Income Fund prospectus. When used after June 30, 1998, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.



CONTROL NUMBER: 5002-980616(0799)SSR-LD                            SI-666E-0698

[cover]
STATE STREET RESEARCH

INTERMEDIATE BOND FUND

ANNUAL REPORT

April 30, 1998


     WHAT'S INSIDE

From the Chairman
Another year of solid growth

Fund Information
Facts and figures

Plus, Complete Portfolio Holdings
and Financial Statements



                                     [logo]
                               DALBAR KEY HONORS
                                 COMMITMENT TO:
                                   INVESTORS
                                      1997



                                 For Excellence
                                       in
                              Shareholder Service


                                                     STATE STREET RESEARCH FUNDS

FROM THE CHAIRMAN


[photo of Ralph F. Verni]


Dear Shareholder:

Americans have enjoyed another year of solid economic growth, low inflation and strong investment returns. Unemployment has hit a record 28-year low, consumer confidence continues at near-record highs and interest rates remain low. Together these favorable factors have stimulated a boom in the housing market and stronger-than-expected retail sales.

Stocks

The stock market delivered a third consecutive calendar year of double-digit gains despite periods of volatility. In October 1997, the Dow Jones Industrial Average recorded its largest one-day drop because of Southeast Asian economic turmoil. The technology-heavy Nasdaq, Dow Jones Industrial Average and the S&P 500 all set record highs.(1) Investors continued to be attracted to the quality of large, blue-chip companies. However, smaller stocks picked up ground later in the first quarter of 1998.

In international markets, Southeast Asian stocks rallied early in the new year, then stumbled again late in the period. In Europe, many major markets outperformed the U.S., bolstered by lower interest rates, low inflation, and corporate restructurings. Japan had a modest gain during the first quarter of 1998, but hardly enough to offset three previous weak periods.

Bonds

After a fourth quarter rally, bond markets steadied early in 1998. Treasuries were buoyed by the same energy cost cuts that briefly boosted the stock market. High-yield bonds were the star performers as investors sought more robust returns. Mortgage bonds have held steady, and global bond markets continue to benefit from Asia's economic difficulties.

What's Ahead

The combination of solid real economic growth and no significant inflation is likely to keep short-term interest rates unchanged for the period ahead. Although it would be imprudent to expect the stock market to continue to generate double-digit gains, a more modest, positive trend seems likely. With inflation and government spending under control, bond markets are well positioned to reap any gains that could accrue from any future interest rate cut. In fact, the possibility that the U.S. could have its first federal budget surplus could provide the downward pressure on rates that would be necessary to lift the bond market.

As always, it makes sense for investors to put the market's short-term performance in perspective. Maintain a diversified portfolio, and let your long-term goals lead your investment decisions. Talk to your financial professional if you have any questions or concerns about the markets. Thank you for investing with State Street Research.

Sincerely,
/s/ Ralph F. Verni
    --------------
Ralph F. Verni
Chairman
April 30, 1998


(1)The Standard & Poor's 500 Composite Index (S&P 500) is a market-value weighted index composed of 500 widely held common stocks. The index is unmanaged. Direct investment in the index is not possible; results are for illustrative purposes only.

(2)All returns represent past performance, which is no guarantee of future results. The investment return and principal value of an investment made in the Fund will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvestment of capital gain distributions and income dividends.

(3)"S" shares, offered without a sales charge, are available only through certain employee benefit plans and special programs.

(4)Before November 1, 1997, Class S shares were designated Class C.

Please note that the discussion throughout this shareholder report is dated as indicated and, because of possible changes in viewpoint, data and transactions, should not be relied upon as being current thereafter.


--------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended April 30, 1998, except where noted)
--------------------------------------------------------------------------------
Average Annual Total Return for
period ended 3/31/98(2,3,4)

------------------------------------------
               Life of Fund
             (since 5/16/94)      1 Year
------------------------------------------
Class S            7.13%          9.52%
------------------------------------------


Average Annual Total Return(2,3,4)

------------------------------------------
               Life of Fund
             (since 5/16/94)      1 Year
------------------------------------------
Class S            7.09%          8.70%
------------------------------------------


SEC Yield(4)

------------------------------------------
Class S                              5.51%
------------------------------------------

SEC yield is based on the net investment income produced for the 30 days ended April 30, 1998.

Performance results for the Fund are increased by the voluntary reduction of fund fees and expenses; without subsidization, performance would have been lower.

STATE STREET RESEARCH INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
April 30, 1998

--------------------------------------------------------------------------------------
                                         Principal        Maturity           Value
                                           Amount           Date           (Note 1)
--------------------------------------------------------------------------------------
FIXED INCOME SECURITIES 94.5%
U.S. Treasury 38.2%
U.S. Treasury Bond, 8.50% ...........    $  650,000       2/15/2020      $  841,854
U.S. Treasury Bond, 8.125% ..........       475,000       8/15/2021         596,942
U.S. Treasury Note, 7.125% ..........       925,000       9/30/1999         944,222
U.S. Treasury Note, 5.625% ..........       450,000      10/31/1999         450,140
U.S. Treasury Note, 6.25% ...........        50,000       8/31/2000          50,672
U.S. Treasury Note, 6.625% ..........        50,000       7/31/2001          51,422
U.S. Treasury Note, 7.50% ...........       200,000      11/15/2001         211,594
U.S. Treasury Note, 6.25% ...........       900,000       2/28/2002         917,577
U.S. Treasury Note, 7.875% ..........     1,100,000      11/15/2004       1,226,676
U.S. Treasury Note, 7.50% ...........       300,000       2/15/2005         329,343
U.S. Treasury Note, 6.50% ...........       425,000       8/15/2005         443,594
U.S. Treasury STRIPS, 0.00% .........       650,000       5/15/2003         490,177
                                                                         ----------
                                                                          6,554,213
                                                                         ----------
U.S. Agency Mortgage 3.2%
Federal National Mortgage
  Association, 8.00% ................       162,518       4/01/2008         169,933
Government National
  Mortgage Association, 6.50%                55,002       2/15/2009          55,603
Government National
  Mortgage Association, 6.50%                72,933       5/15/2009          73,730
Government National
  Mortgage Association
  REMIC Series 96-6-B, 6.50%                250,000      10/16/2017         253,125
                                                                         ----------
                                                                            552,391
                                                                         ----------
U.S. Agency 1.5%
Guaranteed Export Trust
  Series 95-B Notes, 6.13% ..........       229,412       6/15/2004         230,104
Guaranteed Export Trust
  Series 96-A Notes, 6.55% ..........        19,118       6/15/2004          19,492
                                                                         ----------
                                                                            249,596
                                                                         ----------
Canadian-Yankee 5.2%
DR Investments Sr. Note,
  7.10%+ ............................        75,000       5/15/2002          76,937
Hydro Quebec Deb., 13.25% ...........       250,000      12/15/2013         272,377
Petroliam Nasional BHD Note,
  6.875%+ ...........................       125,000       7/01/2003         119,208
Province of Manitoba Global
  Note, 6.75% .......................        75,000       3/01/2003          76,733
Province of Quebec Deb.,
  8.80% .............................       250,000       4/15/2003         276,345
Southern Investments Sr.
  Note, 6.375% ......................        75,000      11/15/2001          75,083
                                                                         ----------
                                                                            896,683
                                                                         ----------

--------------------------------------------------------------------------------------
                                         Principal        Maturity           Value
                                           Amount           Date           (Note 1)
--------------------------------------------------------------------------------------
Foreign Government 1.9%              Australian Dollar
Commonwealth of Australia, 8.75%             50,000       8/15/2008        $ 39,732
                                     New Zealand Dollar
Government of New Zealand, 10.00%            75,000       3/15/2002          45,210
Government of New Zealand, 8.00%            175,000      11/15/2006         103,760
                                     Pound Sterling
United Kingdom Treasury, 8.50%               75,000      12/07/2005         145,093
                                                                           --------
                                                                            333,795
                                                                           --------
Finance/Mortgage 28.5%
Amresco Commercial
  Mortgage Funding Corp.
  Series 1997-A1, 6.73% .............    $   96,678       6/17/2029          98,129
Associates Corp. of North
  America Sr. Note, 6.70% ...........       175,000       5/29/2001         178,148
Associates Corp. of North
  America Note, 6.375% ..............       150,000      10/15/2002         150,675
Chase Capital Securities
  Series C, 6.27% ...................       150,000       3/01/2027         147,618
Chase Manhattan Master
  Trust Series 1997-2A,
  6.30% .............................       175,000       4/15/2003         176,202
Chase Mortgage Finance
  Corp. Series 1993N-A5,
  6.75% .............................       171,622      11/25/2024         171,354
Cigna Corp. Note, 7.40% .............       175,000       5/15/2007         184,046
CIT Group Holdings Inc. Note,
  6.20% .............................       325,000      10/20/2000         326,160
CIT Group Holdings Inc. Note,
  6.75% .............................       100,000       5/14/2001         101,722
Countrywide Funding Corp.
  Note, 6.58% .......................       125,000       9/21/2001         126,050
Countrywide Funding Corp.
  Note, 6.28% .......................       175,000       1/15/2003         174,102
Countrywide Mortgage Inc.
  Series 1994-2 Class A-7,
  6.50% .............................        51,459       4/25/2008          51,314
Credit Suisse First Boston
  97C2-A2, 6.52% ....................       175,000       7/17/2007         176,039
DLJ Mortgage Acceptance
  Corp. Series 97-CF2-A1A,
  6.55%+ ............................        73,232      11/15/2006          74,124
Finova Capital Corp. Note,
  6.375% ............................       100,000      10/15/2000         100,556
First Union Lehman Brothers
  Series 97-C1-A1, 7.15% ............       117,617       2/18/2004         121,260

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (cont'd)
--------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------
                                                       Principal        Maturity          Value
                                                         Amount           Date           (Note 1)
---------------------------------------------------------------------------------------------------
Finance/Mortgage (cont'd)
First USA Credit Card Master
  Trust Series 1997-6A,
  6.42% ...........................................      $175,000       3/17/2005       $  177,564
Ford Credit Auto Owner Trust
  Series 1997B-A3, 6.05% ..........................       175,000       4/15/2001          175,766
GS Mortgage Securities Corp.
  Series 97-GL1-A2B, 6.86%.........................       125,000       7/13/2030          128,438
Household Finance Corp.
  Note, 6.875% ....................................        75,000       3/01/2003           76,493
Los Angeles County, California
  Pension Series 94-D,
  6.65% ...........................................       100,000       6/30/2003          102,257
MBNA Corp. Sr. Note,
  6.875% ..........................................       150,000      11/15/2002          152,289
NationsBank Capital Trust,
  6.37% ...........................................       150,000       1/15/2027          146,055
NationsBank Master Trust
  Series 1995-1, 6.45% ............................       575,000       4/15/2003          581,469
Prudential Home Mortgage
  Securities Co. Series 93-19
  A-5, 7.00% ......................................         1,395       6/25/2023            1,390
Prudential Home Mortgage
  Securities Co. Series 93-29
  A-6 PAC, 6.75% ..................................        63,939       8/25/2008           64,158
Prudential Home Mortgage
  Securities Co. Series 94-15
  A-7, 6.80% ......................................       164,912       5/25/2024          165,375
Sears Credit Account Master
  Trust Series 1995-2, 8.10%.......................       125,000       6/15/2004          128,710
Sears Credit Account Master
  Trust Series 1997-1A,
  6.20% ...........................................        75,000       7/16/2007           75,510
Structured Asset Securities
  Corp. Series 97-LL1-A1,
  6.79% ...........................................       173,079       6/12/2004          177,136
Suntrust Capital Securities
  Series A, 6.295% ................................       200,000       5/15/2027          200,000
World Omni Automobile Lease
  Trust 97B-A3, 6.18% .............................       175,000      11/25/2003          175,752
                                                                                        ----------
                                                                                         4,885,861
                                                                                        ----------
Corporate 16.0%
Ameritech Capital Funding
  Corp. Note, 5.65% ...............................       350,000       1/15/2001         347,634
California Infrastructure and
  Economic Development
  Bank Series 1997-A4, 6.15% ......................        75,000       3/25/2004          76,415


---------------------------------------------------------------------------------------------------
                                                       Principal        Maturity          Value
                                                         Amount           Date           (Note 1)
---------------------------------------------------------------------------------------------------
California Infrastructure and
  Economic Development
  Bank Series 1997-A5,
  6.25% ...........................................      $150,000       6/25/2004     $   151,078
Chevron Corp. Profit Sharing
  Note, 8.11% .....................................       115,000      12/01/2004         122,876
Columbia/HCA Healthcare
  Corp. Note, 8.12% ...............................        75,000       8/04/2003          76,424
Columbia/HCA Healthcare
  Corp. Note, 6.87% ...............................       125,000       9/15/2003         118,998
Columbia/HCA Healthcare
  Corp. Note, 6.91% ...............................       175,000       6/15/2005         166,280
Darden Restaurants Inc. Note,
  6.375% ..........................................       175,000       2/01/2006         169,726
Electronic Data Systems Corp.
  Note, 6.85%+ ....................................       250,000       5/15/2000         254,240
General Electric Capital Corp.
  Note, 5.43% .....................................       350,000       1/17/2000         349,344
Ingersoll-Rand Co., 6.20% .........................       350,000      11/15/1999         351,001
News America Holdings Inc.
  Deb., 7.375% ....................................       225,000      10/17/2008         232,825
Raytheon Co. Note, 6.30% ..........................       175,000       8/15/2000         176,008
Southern California Edison Co.
  Deb., 5.875% ....................................       150,000       1/15/2001         149,590
                                                                                      ------------
                                                                                        2,742,439
                                                                                      ------------
Total Fixed Income Securities (Cost $16,173,953).................................      16,214,978
                                                                                      ------------
COMMERCIAL PAPER 4.3%
American Express Credit
  Corp., 5.51% ....................................       735,000       5/01/1998         735,000
                                                                                      ------------
Total Commercial Paper (Cost $735,000)...........................................         735,000
                                                                                      ------------


---------------------------------------------------------------------------------------------------
                                                                         Shares
---------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS 9.2%
Navigator Securities Lending Prime
  Portfolio .....................................................       1,583,815       1,583,815
                                                                                       -----------
Total Short-Term Investments (Cost $1,583,815) ..................................       1,583,815
                                                                                       -----------
Total Investments (Cost $18,492,768)--108.0%.....................................      18,533,793
Cash and Other Assets, Less Liabilities--(8.0%)                                        (1,379,667)
                                                                                      ------------
Net Assets--100.0% ..............................................................     $17,154,126
                                                                                      ============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

-----------------------------------------------------------------
Federal Income Tax Information:
At April 30, 1998, the net unrealized appreciation of
  investments based on cost for Federal income tax
  purposes of $18,495,760 was as follows:
Aggregate gross unrealized appreciation for all
  investments in which there is an excess of value
  over tax cost .....................................   $ 173,775
Aggregate gross unrealized depreciation for all
  investments in which there is an excess of tax cost
  over value ........................................    (135,742)
                                                        ---------
                                                        $  38,033
                                                        =========

--------------------------------------------------------------------------------
+ Security restricted in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such securities among certain qualified buyers. The total cost and market value of Rule 144A securities owned at April 30, 1998 were $522,029 and $524,509 (3.06% of net assets), respectively.

Forward currency exchange contracts outstanding at April 30, 1998 are as follows:

                                                                                     Unrealized
                                                                                    Appreciation       Delivery
                                                Total Value     Contract Price     (Depreciation)        Date
----------------------------------------------------------------------------------------------------------------
Sell Australian dollars, Buy U.S. dollars       26,000 AUD      .65120 AUD             $  (56)         7/23/98
Sell Australian dollars, Buy U.S. dollars       35,000 AUD      .65110 AUD                (78)         7/23/98
Sell British pounds, Buy U.S. dollars           80,000 GBP     1.67265 GBP                525          7/23/98
Sell New Zealand dollars, Buy U.S. dollars      80,000 NZD      .55600 NZD                360          7/23/98
Sell New Zealand dollars, Buy U.S. dollars     190,000 NZD      .55570 NZD                798          7/23/98
                                                                                       ------
                                                                                       $1,549
                                                                                       ======

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
April 30, 1998

Assets
Investments, at value (Cost $18,492,768) (Note 1)..............  $18,533,793
Cash ..........................................................        9,464
Interest receivable ...........................................      220,290
Receivable from Distributor (Note 3) ..........................       15,976
Receivable for fund shares sold ...............................        3,799
Receivable for open forward contracts .........................        1,683
Deferred organization costs and other assets (Note 1) .........       29,067
                                                                 -----------
                                                                  18,814,072
Liabilities
Payable for collateral received on securities loaned ..........    1,583,815
Accrued trustees' fees (Note 2) ...............................        8,353
Accrued management fee (Note 2) ...............................        7,737
Accrued transfer agent and shareholder services
  (Note 2) ....................................................        3,502
Payable for open forward contracts ............................          134
Other accrued expenses ........................................       56,405
                                                                 -----------
                                                                   1,659,946
                                                                 -----------
Net Assets                                                       $17,154,126
                                                                 ===========
Net Assets consist of:
 Undistributed net investment income ..........................  $   133,413
 Unrealized appreciation of investments .......................       41,025
 Unrealized appreciation of forward contracts
   and foreign currency .......................................        1,414
 Accumulated net realized gain ................................       49,298
 Paid-in capital ..............................................   16,928,976
                                                                 -----------
                                                                 $17,154,126
                                                                 ===========
Net Asset Value, offering price and redemption price
  per share of Class S shares
  ($17,154,126 [divided by] 1,756,790 shares) .................        $9.76
                                                                       =====

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the year ended April 30, 1998

Investment Income
Interest (Note 1) ............................................    $1,150,421

Expenses
Management fee (Note 2) ......................................        94,036
Custodian fee ................................................        62,209
Reports to shareholders ......................................        22,376
Trustees' fees (Note 2) ......................................        20,097
Audit fee ....................................................        20,067
Registration fees ............................................        18,687
Amortization of organization costs (Note 1) ..................        17,529
Transfer agent and shareholder services (Note 2) .............         9,817
Legal fees ...................................................         4,474
Miscellaneous ................................................         5,875
                                                                  ----------
                                                                     275,167
Expenses borne by the Distributor (Note 3) ...................      (147,054)
                                                                  ----------
                                                                     128,113
                                                                  ----------
Net investment income ........................................     1,022,308
                                                                  ----------
Realized and Unrealized Gain (Loss) on
  Investments, Forward Contracts
  and Foreign Currency
Net realized gain on investments (Notes 1 and 4) .............       112,009
Net realized gain on forward contracts and foreign
  currency (Note 1) ..........................................        36,561
                                                                  ----------
 Total net realized gain .....................................       148,570
                                                                  ----------
Net unrealized appreciation of investments ...................       250,817
Net unrealized depreciation of forward contracts and
  foreign currency ...........................................        (1,175)
                                                                  ----------
 Total net unrealized appreciation ...........................       249,642
                                                                  ----------
Net gain on investments, forward contracts and
  foreign currency ...........................................       398,212
                                                                  ----------
Net increase in net assets resulting from operations .........    $1,420,520
                                                                  ==========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                          Years ended April 30
                                    ---------------------------------
                                          1997              1998
---------------------------------------------------------------------
Increase (Decrease) in Net Assets
Operations:
Net investment income ...........   $ 1,031,538       $ 1,022,308
Net realized gain (loss) on
  investments, forward
  contracts and foreign
  currency ......................       (66,897)          148,570
Net unrealized appreciation
  (depreciation) of
  investments, forward
  contracts and foreign
  currency ......................       (10,806)          249,642
                                    -----------       -----------
Net increase resulting from
  operations.....................       953,835         1,420,520
                                    -----------       -----------
Dividends from net
  investment income:
 Class A ........................       (28,352)               --
 Class S ........................    (1,049,495)       (1,019,623)
                                    -----------       -----------
                                     (1,077,847)       (1,019,623)
                                    -----------       -----------
Distribution from net realized
  gains:
 Class A ........................        (4,744)               --
 Class S ........................      (129,421)               --
                                    -----------       -----------
                                       (134,165)               --
                                    -----------       -----------
Net increase from fund share
  transactions (Note 7) .........        59,232           284,257
                                    -----------       -----------
Total increase (decrease) in
  net assets ....................      (198,945)          685,154

Net Assets
Beginning of year ...............    16,667,917        16,468,972
                                    -----------       -----------
End of year (including
  undistributed net
  investment income of
  $105,503 and $133,413,
  respectively) .................   $16,468,972       $17,154,126
                                    ===========       ===========

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
April 30, 1998

Note 1

State Street Research Intermediate Bond Fund (the "Fund"), is a series of State Street Research Securities Trust (the "Trust"), which was organized as a Massachusetts business trust in January, 1994 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations in May, 1994. The Trust presently consists of four separate funds: State Street Research Intermediate Bond Fund, State Street Research Galileo Fund, State Street Research Legacy Fund and State Street Research Strategic Income Fund.

The investment objective of the Fund is to provide total return, consisting primarily of current income and secondarily of capital appreciation, commensurate with reasonable investment risk. In seeking to achieve this investment objective, the Fund invests primarily in a diversified portfolio of debt securities considered investment grade by one or more nationally recognized rating agencies or of comparable quality by the Fund's investment manager.

The Fund is authorized to issue four classes of shares. Only Class S shares are presently available for purchase. Class A, Class B and Class C shares are not being offered at this time. Effective March 27, 1997, the Fund discontinued offering Class A shares. Before November 1, 1997, Class S shares were designated Class C. Class A shares are subject to an initial sales charge of up to 4.50% and an annual service fee of 0.25% of average daily net assets. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase and pay annual distribution and service fees of 1.00%. Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years after the issuance of the Class B shares. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual distribution and service fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any distribution or service fees. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------
NOTES (cont'd)
--------------------------------------------------------------------------------

A. Investment Valuation

Securities are valued by a pricing service, which utilizes market transactions, quotations from dealers, and various relationships among securities in determining value. Short-term securities maturing within sixty days are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

B. Security Transactions

Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered. Gains and losses that arise from changes in exchange rates are not segregated from gains and losses that arise from changes in market prices of investments.

C. Net Investment Income

Net investment income is determined daily and consists of interest accrued and discount earned, less the estimated daily expenses of the Fund. Interest income is accrued daily as earned. Discount on debt obligations is amortized under the effective yield method. The Fund is charged for expenses directly attributable to it, while indirect expenses are allocated among all funds in the Trust.

D. Dividends

Dividends from net investment income are declared and paid or reinvested quarterly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. The difference is primarily due to differing treatments for foreign currency transactions.

E. Federal Income Taxes

No provision for Federal income taxes is necessary because the Fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

In order to meet certain excise tax distribution requirements under Section 4982 of the Internal Revenue Code, the Fund is required to measure and distribute annually, if necessary, net capital gains realized during a twelve-month period ending October 31. In this connection, the Fund is permitted to defer into its next fiscal year any net capital losses incurred between each November 1 and the end of its fiscal year. From November 1, 1996 through April 30, 1997, the Fund incurred net capital losses of $50,653 and has deferred and treated such losses as arising in the fiscal year ended April 30, 1998. From November 1, 1997 through April 30, 1998, the Fund incurred net long-term capital losses of approximately $5,000 and intends to defer and treat such losses as arising, in the fiscal year ended April 30, 1999.

F. Deferred Organization Costs

Certain costs incurred in the organization and registration of the Fund were capitalized and are being amortized under the straight-line method over a period of five years.

G. Forward Contracts and Foreign Currencies

The Fund enters into forward foreign currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain purchase and sale commitments denominated in foreign currencies. A forward foreign currency exchange contract is an obligation by the Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the origination date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. The aggregate principal amount of forward currency exchange contracts is recorded in the Fund's accounts. All commitments are marked-to-market at the applicable transaction rates resulting in unrealized gains or losses. The Fund records realized gains or losses at the time the forward contracts are extinguished by entry into a closing contract or by delivery of the currency. Neither spot transactions nor forward currency exchange contracts eliminate fluctuations in the prices of the Fund's portfolio securities or in foreign exchange rates, or prevent loss if the price of these securities should decline.

H. Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

I. Securities Lending

The Fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss. At April 30, 1998, the value of the securities loaned and the value of collateral were $1,549,602 and $1,583,815, respectively. During the year ended April 30, 1998, income from securities lending amounted to $1,436 and is included in interest income.

Note 2

The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.55% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the year ended April 30, 1998, the fees pursuant to such agreement amounted to $94,036.

STATE STREET RESEARCH INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. In addition, Metropolitan receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, employee benefit plans and similar programs or plans, through or under which shares of the Trust may be purchased. During the year ended April 30, 1998, the amount of such expenses was $5,845.

The fees of the Trustees not currently affiliated with the Adviser amounted to $20,097 during the year ended April 30, 1998.

Note 3

The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the Fund. During the year ended April 30, 1998, the amount of such expenses assumed by the Distributor and its affiliates was $147,054.

Note 4

For the year ended April 30, 1998, purchases and sales of securities, exclusive of short-term obligations, aggregated $17,950,191 and $17,495,829 (including $10,626,744 and $13,472,085 of U.S. Government securities), respectively.

Note 5

The Trust has adopted a Plan of Distribution Pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940. Under the Plan, the Fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B and Class C shares. In addition, the Fund pays annual distribution fees of 0.75% of average daily net assets for Class B and Class C shares. The Distributor uses such payments for personal service and/or the maintenance or servicing of shareholder accounts, to compensate or reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses.

Note 6

At a meeting held on May 6, 1998, the Board of Trustees voted to liquidate the Fund and to distribute the proceeds of such liquidation to the shareholders of the Fund. The Board of Trustees authorized the Fund's officers to determine the effective date of such liquidation and to effect the necessary actions to execute the liquidation.

Note 7

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share. At April 30, 1998, Metropolitan owned 1,406,327 Class S shares of the Fund and the Adviser owned 10,548 Class S shares of the Fund.

Share transactions were as follows:

                                                                        Years ended April 30
                                                  ----------------------------------------------------------------
                                                              1997                              1998
                                                  -----------------------------   --------------------------------
Class A                                              Shares          Amount           Shares            Amount
------------------------------------------------------------------------------------------------------------------
Shares repurchased ............................      (60,764)       $(585,159)             --        $        --
                                                     -------        ---------        --------        -----------
Net decrease ..................................      (60,764)       $(585,159)             --        $        --
                                                     =======        =========        ========        ===========
Class S                                              Shares          Amount           Shares           Amount
------------------------------------------------------------------------------------------------------------------
Shares sold ...................................       74,900        $ 718,964         134,376        $ 1,306,253
Issued upon reinvestment of:
 Dividends from net investment income .........       18,873          180,151          20,464            197,832
 Distribution from net realized gains .........       13,453          129,421              --                 --
Shares repurchased ............................      (39,884)        (384,145)       (125,326)        (1,219,828)
                                                     -------        ---------        --------        -----------
Net increase ..................................       67,342        $ 644,391          29,514        $   284,257
                                                     =======        =========        ========        ===========

STATE STREET RESEARCH INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a share outstanding throughout each year:

                                                                  Class A
                                                -------------------------------------------
                                                  Years ended April 30
                                                ------------------------   May 1, 1996 to
                                                    1995(2)     1996(1)   March 27, 1997(1)
-------------------------------------------------------------------------------------------
Net asset value, beginning of year ($)                 9.55        9.66           9.75
                                                      -----       -----          -----
 Net investment income ($)*                            0.54        0.59           0.57
 Net realized and unrealized gain (loss) on
  investments, foreign currency and forward
  contracts ($)                                        0.01        0.10          (0.15)
                                                      -----       -----          -----
Total from investment operations ($)                   0.55        0.69           0.42
                                                      -----       -----          -----
 Dividends from net investment income ($)             (0.44)      (0.52)         (0.46)
 Distributions from net realized gains ($)               --       (0.08)         (0.08)
                                                      -----       -----          -----
Total distributions ($)                               (0.44)      (0.60)         (0.54)
                                                      -----       -----          -----
Net asset value, end of year ($)                       9.66        9.75           9.63
                                                      =====       =====          =====
Total return(3) (%)                                    5.96(4)     7.13           4.40(4)

Ratios/supplemental data:
Net assets at end of year ($ thousands)              10,222         593             --
Ratio of operating expenses to average
 net assets (%)*                                       1.00(5)     1.00           1.00(5)
Ratio of net investment income to average
 net assets (%)*                                       5.92(5)     5.91           5.87(5)
Portfolio turnover rate (%)                          157.75      117.28          68.61
* Reflects voluntary assumption of fees or
  expenses per share in each year (Note 3) ($)         0.11        0.09           0.12

                                                          Class S (Formerly Class C)
                                                -----------------------------------------------
                                                             Years ended April 30
                                                -----------------------------------------------
                                                    1995(2)      1996(1)    1997(1)    1998(1)
-----------------------------------------------------------------------------------------------
Net asset value, beginning of year ($)                 9.55         9.67       9.68       9.53
                                                      -----        -----      -----      -----
 Net investment income ($)*                            0.56         0.61       0.60       0.58
 Net realized and unrealized gain (loss) on
  investments, foreign currency and forward
  contracts ($)                                        0.02         0.09      (0.05)      0.23
                                                      -----        -----      -----      -----
Total from investment operations ($)                   0.58         0.70       0.55       0.81
                                                      -----        -----      -----      -----
 Dividends from net investment income ($)             (0.46)       (0.61)     (0.62)     (0.58)
 Distributions from net realized gains ($)              --         (0.08)     (0.08)        --
                                                      -----        -----      -----      -----
Total distributions ($)                               (0.46)       (0.69)     (0.70)     (0.58)
                                                      -----        -----      -----      -----
Net asset value, end of year ($)                       9.67         9.68       9.53       9.76
                                                       ====        =====      =====      =====
Total return(3) (%)                                    6.30(4)      7.25       5.85       8.70

Ratios/supplemental data:
Net assets at end of year ($ thousands)               3,738       16,075     16,469     17,154
Ratio of operating expenses to average
 net assets (%)*                                       0.75(5)      0.75       0.75       0.75
Ratio of net investment income to average
 net assets (%)*                                       6.17(5)      6.16       6.14       5.98
Portfolio turnover rate (%)                          157.75       117.28      68.61     107.56
* Reflects voluntary assumption of fees or
  expenses per share in each year (Note 3) ($)         0.10         0.11       0.11       0.08

--------------------------------------------------------------------------------
(1) Per share figures have been calculated using the average shares method.
(2) May 16, 1994 (commencement of operations) to April 30, 1995.
(3) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.
(4) Not annualized
(5) Annualized

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Trustees of State Street Research
Securities Trust and Shareholders of
State Street Research Intermediate Bond Fund:

We have audited the accompanying statement of assets and liabilities of State Street Research Intermediate Bond Fund, including the schedule of portfolio investments, as of April 30, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of State Street Research Intermediate Bond Fund as of April 30, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.




                                                        Coopers & Lybrand L.L.P.
Boston, Massachusetts
June 5, 1998

STATE STREET RESEARCH INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
--------------------------------------------------------------------------------

State Street Research Intermediate Bond Fund finished below the average of its peers for the year ended April 30, 1998 with a total return for its Class S shares of 8.70%. The Fund's Class S shares underperformed the average of 209 intermediate investment-grade fund classes tracked by Lipper Analytical Services, which rose 9.84%, and the Lehman Brothers Government/
Corporate Intermediate Bond Index which returned 8.94%.

In the latter half of its fiscal year, the Fund was overweighted in short-term, higher-yielding corporate bonds of very high quality. The manager added duration through U.S. Treasury bonds during market weakness, ending with interest rate sensitivity one-half year longer than the Index. The portfolio also had greater yield than the Index.

The economic outlook is for continued growth and relatively stable interest rates. In that context, the manager believes the environment for bond investing remains positive.

April 30, 1998

                       Change In Value Of $10,000 Based On
                    The Lehman Brothers Government/Corporate
                             Intermediate Bond Index
                     Compared To Change In Value Of $10,000
                       Invested In Intermediate Bond Fund

[line chart]

                                              LB Government/Corporate
                    Intermediate Bond Fund    Intermediate Bond Index
Class S Shares

5/14/94             10000                     10000
4/30/95             10630                     10647
4/30/96             11402                     11483
4/30/97             12069                     12218
4/30/98             13118                     13311

---------------------------
Average Annual Total Return
---------------------------
    1 Year    Life of Fund
---------------------------
    8.70%        7.09%
---------------------------

All returns represent past performance, which is no guarantee of future results. The investment return and principal value of an investment made in the Fund will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvestment of capital gain distributions and income dividends. "S" shares, offered without a sales charge, are available only through certain employee benefit plans and special programs. Performance results for the Fund are increased by the voluntary reduction of fund fees and expenses. Without subsidization, performance would have been lower. The Lehman Brothers Government/Corporate Intermediate Bond Index is a commonly used measure of bond market performance. The index is unmanaged. Direct investment in the index is not possible; results are for illustrative purposes only.

STATE STREET RESEARCH INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH SECURITIES
TRUST
--------------------------------------------------------------------------------

Fund Information

State Street Research
Intermediate Bond Fund
One Financial Center
Boston, MA 02111

Investment Adviser
State Street Research &
Management Company
One Financial Center
Boston, MA 02111

Distributor
State Street Research
Investment Services, Inc.
One Financial Center
Boston, MA 02111

Shareholder Services
State Street Research
Service Center
P.O. Box 8408
Boston, MA 02266-8408
1-800-562-0032

Custodian
State Street Bank and
Trust Company
225 Franklin Street
Boston, MA 02110

Legal Counsel
Goodwin, Procter & Hoar LLP
Exchange Place
Boston, MA 02109

Independent Accountants
Coopers & Lybrand L.L.P.
One Post Office Square
Boston, MA 02109


Officers

Ralph F. Verni
Chairman of the Board,
President and
Chief Executive Officer

Peter C. Bennett
Vice President

Thomas J. Dillman
Vice President

Bartlett R. Geer
Vice President

John H. Kallis
Vice President

Kim M. Peters
Vice President

Thomas A. Shively
Vice President

James M. Weiss
Vice President

Elizabeth McCombs Westvold
Vice President

Kennard Woodworth, Jr.
Vice President

Gerard P. Maus
Treasurer

Joseph W. Canavan
Assistant Treasurer

Douglas A. Romich
Assistant Treasurer

Francis J. McNamara, III
Secretary and General Counsel

Darman A. Wing
Assistant Secretary and
Assistant General Counsel

Amy L. Simmons
Assistant Secretary


Trustees

Ralph F. Verni
Chairman of the Board,
President, Chief Executive
Officer and Director,
State Street Research &
Management Company

Steve A. Garban
Retired; formerly Senior Vice
President for Finance and
Operations and Treasurer, The
Pennsylvania State University

Malcolm T. Hopkins
Former Vice Chairman of the
Board and Chief Financial
Officer, St. Regis Corp.

Edward M. Lamont
Formerly in banking
(with an affiliate of J.P. Morgan
& Co. in New York); presently
engaged in private investments
and civic affairs

Robert A. Lawrence
Formerly Partner, Saltonstall & Co.

Dean O. Morton
Retired; formerly Executive
Vice President, Chief
Operating Officer and Director,
Hewlett-Packard Company

Toby Rosenblatt
President,
The Glen Ellen Company
Vice President,
Founders Investments Ltd.

Michael S. Scott Morton
Jay W. Forrester Professor of
Management, Sloan School
of Management, Massachusetts
Institute of Technology

[blank page]

[blank page]

[back cover]


State Street Research Intermediate Bond Fund
One Financial Center
Boston, MA 02111

                                   [indicia]
                                   Bulk Rate
                                  U.S. Postage
                                      PAID
                                   Permit #6
                                  Hartford, CT

Questions? Comments?

Call us at 1-800-562-0032, or
Write us at:
     State Street Research
     Service Center
     P.O. Box 8408
     Boston, MA 02266-8408
E-mail us at:
     info@ssrfunds.com
Internet site:
     www.ssrfunds.com

[logo]STATE STREET RESEARCH

This report is prepared for the general information of current shareholders.

When used in the general solicitation of investors, this report must be accompanied or preceded by a current State Street Research Intermediate Bond Fund prospectus. When used after June 30, 1998, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.

CONTROL NUMBER: 5001-980616(0799)SSR-LD                            IB-283E-0698